  As filed with the Securities and Exchange Commission on March 28, 2000
                                                      Registration No.: 33-27783
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [_]

                        POST-EFFECTIVE AMENDMENT NO. 13                     [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]

                                AMENDMENT NO. 22                            [X]

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                             Post Office Box 1110
                          Fort Wayne, Indiana  46801

--------------------------------------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code:  (219)455-2000

                         Elizabeth A. Frederick, Esq.
                  The Lincoln National Life Insurance Company
                            1300 S. Clinton Street
                             Post Office Box 1110
                           Fort Wayne, Indiana 46802

--------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

                                   Copy to:
                               Kimberly J. Smith
                        Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                             Washington, DC 20004

                     Title of securities being registered:
  Interests in a separate account under individual flexible premium deferred variable annuity contracts.

     It is proposed that this filing will become effective

       [_]  immediately upon filing pursuant to paragraph (b) of Rule 485

       [X]  on April 1, 2000 pursuant to paragraph (b) of Rule 485

       [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

       [ ]  on ------, ------ 1998 Pursuant to paragraph (a)(1) of Rule 485

American Legacy II
Lincoln National Variable Annuity Account H individual variable annuity contracts

Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46802

www.lincolnlife.com

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by Lincoln National Life Insurance Company (Lincoln Life). It is for use with nonqualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified 403(b) business will only be accepted for pur-chase payments that are either lump sum transfers or rollovers. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a vari-able or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit.

The minimum initial purchase payment for the contract is:

1. $1,500 for a nonqualified plan and a 403(b) transfer/rollover or

2. $300 for a qualified plan.

Additional purchase payments may be made to the contract and must be at least $25 per payment and at least $300 annually.

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract.

All purchase payments for benefits on a variable basis will be placed in Lin-coln National Variable Annuity Account H (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's variable options you take all the investment risk on the contract value and the retirement in-come. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Govern-ment nor any federal agency insures or guarantees your investment in the con-tract.

The available funds, listed below, are each part of American Funds Insurance Series (Series), also known as American Variable Insurance Series:

Global Growth
Global Small Capitalization
Growth
International
New World
Growth-Income
Asset Allocation
Bond
High-Yield Bond
U.S. Government/AAA-Rated Securities
Cash Management

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectus for the funds that is attached, and keep both pro-spectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 2348, Fort Wayne, Indiana 46801, or call 1-800-942-5500. The SAI and other information about Lincoln Life and Ac-count H are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

April 1, 2000.

Table of contents

                                             Page
-------------------------------------------------
Special terms                                  2
-------------------------------------------------
Expense tables                                 3
-------------------------------------------------
Summary                                        5
-------------------------------------------------
Condensed financial information                6
-------------------------------------------------
Investment results                             8
-------------------------------------------------
Financial statements                           8
-------------------------------------------------
Lincoln National Life Insurance Co.            8
-------------------------------------------------
Fixed side of the contract                     8
-------------------------------------------------
Variable annuity account (VAA)                 8
-------------------------------------------------
Investments of the variable annuity account    8
-------------------------------------------------
Charges and other deductions                  11
-------------------------------------------------
The contracts                                 12
-------------------------------------------------

                                                                    Page
------------------------------------------------------------------------
Annuity payouts                                                      17
------------------------------------------------------------------------
Federal tax matters                                                  18
------------------------------------------------------------------------
Voting rights                                                        22
------------------------------------------------------------------------
Distribution of the contracts                                        22
------------------------------------------------------------------------
Return privilege                                                     22
------------------------------------------------------------------------
State regulation                                                     22
------------------------------------------------------------------------
Restrictions under the Texas Optional Retirement Program             23
------------------------------------------------------------------------
Records and reports                                                  23
------------------------------------------------------------------------
Other information                                                    23
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account H American Legacy II                                 24
------------------------------------------------------------------------

Special terms

(We have italicized the terms that have special meaning throughout this Pro-spectus.)

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account H, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit -- A measure used to calculate contract value for the vari-able side of the contract before the annuity commencement date.

Annuitant -- The person on whose life the annuity benefit payments made after the annuity commencement date are based.

Annuity commencement date -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary -- The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Contractowner (you, your, owner) -- The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value -- At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit (GMDB, EGMDB) -- The amount payable to your designated benefi-ciary if the annuitant dies before the annuity commencement date. An enhanced guaranteed minimum death benefit is also available.

Free Amount -- First withdrawal in a contract year, not to exceed 10% of total purchase payments.

Lincoln Life (we, us, our) -- The Lincoln National Life Insurance Company.

Purchase payments -- Amounts paid into the contract.

Series -- American Funds Insurance Series (series), the funds to which you di-rect purchase payments.

Subaccount or American Legacy II subaccount -- The portion of the VAA that re-flects investments in accumulation and annuity units of a class of a particu-lar fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contractowner expenses:

  The maximum surrender charge (contingent deferred sales charge)
  (as a percentage of purchase payments surrendered/withdrawn):  6%

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal. We may waive this charge in certain situations. See Surrender charges.

--------------------------------------------------------------------------------

  Annual administration charge: $35

We make this charge against the contract value on the last valuation date of each contract year and upon full surrender. It is not a separate charge for each subaccount.

--------------------------------------------------------------------------------
Account H annual expenses for American Legacy II subaccounts:*
(as a percentage of average account value):

                                                 With Enhanced Without Enhanced
                                                 Death Benefit Death Benefit
Mortality and expense risk charge                    1.25%          1.25%
Enhanced death benefit                                .15%            --
Administrative charge                                 .10%           .10%
                                                     -----          -----
Total annual charge for each American Legacy II
 subaccount                                          1.50%          1.35%

Annual expenses of the funds for the year ended December 31, 1999:
(as a percentage of each fund's average net assets):

                                     Management     Other        Total
                                     fees       +   expenses =   expenses
-------------------------------------------------------------------------
 1. Global Growth                    .68%           .03%         .71%
-------------------------------------------------------------------------
 2. Global Small Capitalization      .78            .03          .81
-------------------------------------------------------------------------
 3. Growth                           .38            .01          .39
-------------------------------------------------------------------------
 4. International                    .55            .05          .60
-------------------------------------------------------------------------
 5. New World**                      .89            .06          .95
-------------------------------------------------------------------------
 6. Growth-Income                    .34            .01          .35
-------------------------------------------------------------------------
 7. Asset Allocation                 .43            .01          .44
-------------------------------------------------------------------------
 8. Bond                             .51            .02          .53
-------------------------------------------------------------------------
 9. High-Yield Bond                  .50            .01          .51
-------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities  .51            .01          .52
-------------------------------------------------------------------------
11. Cash Management                  .44            .01          .45
-------------------------------------------------------------------------

  *The VAA is divided into separately-named subaccounts, eleven of which are available under the contracts. Each subaccount, in turn, invests purchase payments in shares of a class of its respective fund.

 **These expenses are annualized. The fund began operations on June 17, 1999.

Examples
(expenses of the subaccounts and of the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual re-turn:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $83        $120        $151         $259
----------------------------------------------------------------------------------
 2. Global Small Capitalization          84         123         156          269
----------------------------------------------------------------------------------
 3. Growth                               80         111         134          226
----------------------------------------------------------------------------------
 4. International                        82         117         145          247
----------------------------------------------------------------------------------
 5. New World                            85         128         163          283
----------------------------------------------------------------------------------
 6. Growth-Income                        79         109         132          221
----------------------------------------------------------------------------------
 7. Asset Allocation                     80         112         137          231
----------------------------------------------------------------------------------
 8. Bond                                 81         115         141          240
----------------------------------------------------------------------------------
 9. High-Yield Bond                      81         114         140          238
----------------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities      81         115         141          239
----------------------------------------------------------------------------------
11. Cash Management                      80         112         137          232
----------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                       1 year     3 years     5 years     10 years
----------------------------------------------------------------------------------
 1. Global Growth                       $23         $70        $121         $259
----------------------------------------------------------------------------------
 2. Global Small Capitalization          24          73         126          269
----------------------------------------------------------------------------------
 3. Growth                               20          61         104          226
----------------------------------------------------------------------------------
 4. International                        22          67         115          247
----------------------------------------------------------------------------------
 5. New World                            25          78         133          283
----------------------------------------------------------------------------------
 6. Growth-Income                        19          59         102          221
----------------------------------------------------------------------------------
 7. Asset Allocation                     20          62         107          231
----------------------------------------------------------------------------------
 8. Bond                                 21          65         111          240
----------------------------------------------------------------------------------
 9. High-Yield Bond                      21          64         110          238
----------------------------------------------------------------------------------
10. U.S. Govt./AAA-Rated Securities      21          65         111          239
----------------------------------------------------------------------------------
11. Cash Management                      20          62         107          232
----------------------------------------------------------------------------------

We provide these examples to help you understand the direct and indirect costs and expenses of the contract. The examples assume that an enhanced death benefit is in effect. Without this benefit, expenses would be lower.


For more information, see Charges and other deductions in this Prospectus, and Fund Organization and Management in the Prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. We also re-serve the right to impose a charge on transfers between subaccounts and to and from the fixed account--currently, there is no charge. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract be-tween you and Lincoln Life. It may provide for a fixed annuity and/or a vari-able annuity. This Prospectus describes the variable side of the contract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction, the VAA applies your purchase payments to buy series shares in one or more of the investment funds of the series: Global Growth, Global Small Capitalization, Growth, In-ternational, New World, Growth-Income, Asset Allocation, Bond, High-Yield Bond, U.S. Government/AAA-Rated Securities and Cash Management. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the variable annuity account and Description of the series.

Who invests my money? The investment advisor for the series is Capital Re-search and Management Company (CRMC), Los Angeles, California. CRMC is regis-tered as an investment advisor with the SEC. See Investments of the variable annuity account and Investment advisor.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? At the end of each contract year and at the time of surrender, we will deduct $35 from your contract value as a maintenance charge. If you withdraw contract value, you pay a surrender charge from 0% to 6%, depending upon how many contract years those payments have been in the contract. We may waive surrender charges in certain situations. See Surrender charges.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.35% to the daily net asset value of the VAA. This charge includes 0.10% as an administrative charge and 1.25% as a mortality and expense risk charge. If the enhanced death benefit is in effect, the mortality and expense risk charge is 1.25% and a 0.15% charge for the en-hanced death benefit, for an annual charge totaling 1.50%. See Charges and other deductions.

The series pays a management fee to CRMC based on the average daily net asset value of each fund. See Investments of the variable annuity account--Invest-ment advisor.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The con-tracts--Purchase payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? If the enhanced death benefit is in effect, your beneficiary will receive the greater of the enhanced death bene-fit or the contract value. If the enhanced death benefit is not in effect, your beneficiary will receive the greater of the guaranteed minimum death ben-efit or the contract value. Your beneficiary has options as to how the death benefit is paid. See Death benefit before the annuity commencement date.

May I transfer contract value between variable options and between the fixed side of the contract? Yes, with certain limits. See The contracts--Transfers between subaccounts on or before the annuity commencement date and Transfers following the annuity commencement date. Transfers to and from the General Ac-count on or before the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you sur-render the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax status and withholding.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allo-cate to the variable side of the contract. See Return privilege.

Condensed financial information for the variable annuity account accumulation unit values

The following information relating to accumulation unit values and number of accumulation units for the American Legacy II subaccounts for each of the ten years in the period ended December 31, 1999 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                             1990    1991      1992      1993      1994      1995       1996
------------------------------------------------------------------------------------------------
Global Growth subaccount
**
Accumulation unit value
 . Beginning of period......................................................................
 . End of period............................................................................
Number of accumulation
 units
 . End of period (000's omitted)............................................................
------------------------------------------------------------------------------------------------
Global Small
Capitalization
subaccount***
Accumulation unit value
 . Beginning of period..........................................................................
 . End of period................................................................................
Number of accumulation
 units
 . End of period (000's omitted)................................................................
------------------------------------------------------------------------------------------------
Growth subaccount
Accumulation unit value
 . Beginning of period...    1.009    .952     1.252     1.369     1.571     1.558      2.049
 . End of period.........     .952   1.252     1.369     1.571     1.558     2.049      2.292
Number of accumulation
 units
 . End of period (000's
 omitted)...............  298,367 486,812   752,797   980,310 1,133,151 1,335,028  1,446,260
------------------------------------------------------------------------------------------------
International
 subaccount*+
Accumulation unit value
 . Beginning of period ..  $ 1.000    .947     1.044     1.021     1.354     1.361      1.514
 . End of period ........  $  .947   1.044     1.021     1.354     1.361     1.514      1.755
Number of accumulation
 units
 . End of period (000's
 omitted)...............   78,763 200,309   360,734   697,520   984,460 1,078,152  1,293,784
------------------------------------------------------------------------------------------------
New World subaccount*
Accumulated unit value
 . Beginning of period......................................................................
 . End of period............................................................................
Number of accumulation
 units
 . End of period (000's omitted)............................................................
------------------------------------------------------------------------------------------------
Growth-Income subaccount
Accumulation unit value
 . Beginning of period...    1.021    .982     1.202     1.280     1.418     1.428      1.875
 . End of period ........     .982   1.202     1.280     1.418     1.428     1.875      2.196
Number of accumulation
 units
 . End of period (000's
 omitted)...............  340,270 703,495 1,122,418 1,500,824 1,680,732 1,877,129  2,097,592
------------------------------------------------------------------------------------------------
Asset Allocation
 subaccount
Accumulation unit value
 . Beginning of period...    1.022    .998     1.200     1.284     1.399     1.377      1.760
 . End of period ........     .998   1.200     1.284     1.399     1.377     1.760      2.011
Number of accumulation
 units
 . End of period (000's
 omitted)...............  110,929 174,468   285,119   410,464   448,248   480,392    534,903
------------------------------------------------------------------------------------------------
Bond subaccount+*
Accumulation unit value
 . Beginning of period...........................................................  $    1.000
 . End of period.................................................................  $    1.044
Number of accumulation
 units
 . End of period (000's omitted).................................................      72,747
------------------------------------------------------------------------------------------------
High-Yield Bond
 subaccount
Accumulation unit value
 . Beginning of period...    1.006   1.031     1.287     1.429     1.641     1.513      1.818
 . End of period ........    1.031   1.287     1.429     1.641     1.513     1.818      2.031
Number of accumulation
 units
 . End of period (000's
 omitted)...............   17,624  47,739   101,884   191,433   216,546   256,041    294,401
------------------------------------------------------------------------------------------------
U.S. Government/AAA-
 Rated subaccount
Accumulation unit value
 . Beginning of period...    1.018   1.089     1.246     1.323     1.451     1.369      1.559
 . End of period.........    1.089   1.246     1.323     1.451     1.369     1.559      1.586
Number of accumulation
 units
 . End of period (000's
 omitted)...............   59,506 139,710   212,716   282,851   282,879   296,349    274,674
------------------------------------------------------------------------------------------------
Cash Management
 subaccount
Accumulation unit value
 . Beginning of period...    1.029   1.095     1.140     1.161     1.177     1.206      1.256
 . End of period ........    1.095   1.140     1.161     1.177     1.206     1.256      1.302
Number of accumulation
 units
 . End of period (000's
 omitted)...............   96,578 106,259   133,763   106,323   141,512   130,252    168,072
------------------------------------------------------------------------------------------------

 *The New World subaccount began operations on June 17, 1999 so the figures for 1999 represent experience of less than one year.

**The Global Growth subaccount began operations on April 30, 1997 so the figures for 1997 represent experience of less than one year.

***The Global Small Capitalization subaccount began operations on April 30,
 1998 so the figures for 1998 represent experience of less than one year.

       1997              1998              1999
----------------------------------------------------------
    with   without    with   without    with   without
  EGMDB+     EGMDB   EGMDB     EGMDB   EGMDB     EGMDB
----------------------------------------------------------


 $ 1.000     1.000   1.075     1.076   1.367     1.370
 $ 1.075     1.076   1.367     1.370   2.289     2.298
   2,790    70,469   5,133    91,669   8,185   120,907
----------------------------------------------------------


 ................. $ 1.000     1.000   1.014     1.015
 ................. $ 1.014     1.015   1.915     1.920
 .................   2,647    48,025   6,091    77,994
----------------------------------------------------------


   1.000     2.292   2.939     2.942   3.924     3.934
   1.887     2.942   3.924     3.934   6.094     6.118
  50,809 1,374,732  70,063 1,223,349  76,952 1,096,044
----------------------------------------------------------
   1.000     1.755   1.887     1.889   2.253     2.259
   1.887     1.889   2.253     2.259   3.916     3.932
  43,964 1,254,784  52,670 1,056,084  56,849   914,407
----------------------------------------------------------
 ...................................   1.000     1.000
 ...................................   1.175     1.176
 ...................................   2,052    24,640
----------------------------------------------------------
   1.000     2.196   2.724     2.727   3.177     3.185
   2.724     2.727   3.177     3.185   3.489     3.503
  87,728 2,047,396 110,723 1,830,316 114,843 1,569,596
----------------------------------------------------------
   1.000     2.011   2.388     2.390   2.661     2.668
   2.388     2.390   2.661     2.668   2.812     2.823
  19,041   540,814  26,936   506,257  28,960   432,499
----------------------------------------------------------
   1.000     1.044   1.134     1.135   1.165     1.168
   1.134     1.135   1.165     1.168   1.180     1.185
   3,171   113,404   6,619   145,566   6,575   129,312
----------------------------------------------------------
   1.000     2.031   2.250     2.253   2.227     2.232
   2.250     2.253   2.227     2.232   2.321     2.330
   9,318   296,319  11,991   265,196  11,308   208,878
----------------------------------------------------------
   1.000     1.586   1.695     1.697   1.807     1.811
   1.695     1.697   1.807     1.811   1.771     1.778
   7,485   233,306  12,542   245,148  12,402   192,793
----------------------------------------------------------
   1.000     1.302   1.349     1.351   1.398     1.401
   1.349     1.351   1.398     1.401   1.443     1.449
   6,333   131,807  12,070   140,718  13,089   174,265
----------------------------------------------------------

*+The International subaccount began operations on May 1, 1990, so the figures for 1990 represent experience of less than one year.

+*The Bond subaccount began operations on January 2, 1996 so the figures for 1996 represent experience of less than one year.

+The EGMDB rider was not available until May 1, 1997.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges and contract fees. Results calculated without contingent deferred sales charges or contract fees will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

Financial statements

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life are located in the SAI. If you would like a free copy, complete and mail the enclosed card, or call 1-800-942-5500.

Lincoln National Life
Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Fixed side of the contract

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

Variable annuity account
(VAA)

On February 7, 1989, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the series as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.

Investments of the variable
annuity account

You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to a class of each fund in the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The series is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisor
The investment advisor for the series is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. As compensation for its services to the series, the investment advisor receives a fee from the series which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the Prospectus for the series.

Description of the series
The series was organized as a Massachusetts business trust in 1983 and is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits Lincoln Life to sell its shares back to the series when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.

The series has eleven separate portfolios of funds. The series has adopted a plan pursuant to Rule 18f-3 under the 1940 Act to permit the series to establish a multiple class distribution system for all of its portfolios. The series' Board of Trustees may at any time establish additional funds or classes, which may or may not be available to the VAA. Fund assets are segregated and a shareholder's interest is limited to those funds in which the shareholder owns shares.

Under the multi-class system adopted by the series, shares of each multi-class fund represent an equal pro rata interest in that fund and, generally, have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class has a different designation; (2) each class of shares bears its class expenses; (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangement; and (4) each class has separate voting rights on any matter submitted to its shareholders in which the interests of one class differ from the interests of any other class. Expenses currently designated as class expenses by the series' Board of Trustees under the plan pursuant to Rule 18f-3 include, for example, service fees paid under a 12b-1 plan to cover servicing fees paid to dealers selling the contracts.

Each fund has two classes of shares, designated as Class 1 and Class 2 shares. Class 1 and 2 differ primarily in that Class 2 but not Class 1 shares are subject to a 12b-1 plan. Only Class 1 shares are available under the contracts.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.

Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectus for the series which is included in this booklet. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

1. Global Growth Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

2. Global Small Capitalization Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

3. Growth Fund--The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

4. International Fund--The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

5. New World Fund--The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. The fund may also invest in debt securities of issuers,including issuers of high-yield, high-risk bonds, in these countries.

6. Growth-Income Fund--The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

7. Asset Allocation Fund--The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

8. Bond Fund--The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

9. High-Yield Bond Fund--The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

10. U.S. Government/AAA-Rated Securities Fund--The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality.

11. Cash Management Fund--The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments.

Sale of fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When the series sells shares in any of its funds both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When the series sells shares in any of its funds to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The series currently engages in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. The series Board of Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectus for the series.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to make additions, deletions and substitutions for the series and/or any funds within the series in which the VAA participates. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract.) We cannot substitute shares of one fund for another without approval by the SEC. We will also notify you.

Charges and other
deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contract. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing automatic withdrawal services), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The benefits we provide include: death benefits, annuity payout benefits and cash surrender value benefits. The risks we assume include: the risk that annuitants receiving annuity payouts under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid under the EGMDB or GMDB, will exceed actual contract value; the risk that more owners than expected will qualify for waivers of the surrender charge; the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge or associated with a particular contract. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

Deductions from the VAA
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.35% (1.50% for contracts with the EGMDB) of the daily net asset value. The charge consists of a 0.10% administrative charge and a 1.25% mortality and expense risk charge. For those contracts which include the EGMDB, there is an additional risk charge of 0.15% of the daily net asset value.

Maintenance charge
We will deduct a contract maintenance charge of $35 per contract year. This charge will be deducted from the contract value on the last valuation date of each contract year. This charge will also be deducted from the contract value upon surrender.

Surrender charge
A surrender charge does apply (except as described below) to surrenders and withdrawals of other purchase payments that have been invested for the periods indicated as follows:

                                             Number of complete contract years
                                             that a purchase payment has been
                                             invested
------------------------------------------------------------------------------
                                             Less than At least
                                             2 years   2   3   4   5   6   7+
Surrender charge as a percentage of the
 surrendered or withdrawn purchase payments  6%        5   4   3   2   1   0

A surrender charge does not apply to:

1. A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

2. The first withdrawal of contract value during a contract year to the extent the withdrawal does not exceed 10% of the purchase payments (this 10% withdrawal exception does not apply to a surrender of a contract);

3. Automatic withdrawals, not in excess of 10% of the purchase payments during a contract year, made by nontrustee contractowners who are at least 59 1/2;

4. Electing an annuity option available within the contract;

5. A surrender of a contract or withdrawal of contract value as a result of the annuitant's permanent and total disability [as defined in Section 22(e)(3) of the tax code], after the effective date of the contract and before the annuitant's 65th birthday;

6. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

7. A surrender of a contract or withdrawal of contract value of a contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of LNC. or The Capital Group, Inc. or their affiliated or managed companies (based upon the contractowner's status at the time the contract was purchased); and

8. A surrender of the contract as a result of the death of the contractowner, sole joint owner, pre-designated joint owner or annuitant. However, the surrender charge is not waived upon the death of a non pre-designated joint owner.

For purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is not a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.  from purchase payments (on a FIFO basis) until exhausted; then

  2.  from earnings.

c. On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2. from earnings until exhausted; then

  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

In some states, paragraph c. does not apply and paragraph b. continues to apply after the 7th anniversary of the contract.

In most states, for purposes of calculating the surrender charge on withdrawals on contracts where the contractowner is a Charitable Remainder Trust, Lincoln Life assumes that:

a. the free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

b. Any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1. from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.  from earnings until exhausted; then

  3. from purchase payments (on a FIFO basis) to which a surrender charge still applies.

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions
There are deductions from and expenses paid out of the assets of the underlying series that are described in the Prospectus for the series.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

If a completed application and all other information necessary for processing a purchase order are received, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The annuitant cannot be older than age 85 (or older than age 80 in Pennsylvania).

Purchase payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $1,500 for nonqualified contracts and Section 403(b) transfers/rollovers; and $300 for qualified contracts. The minimum annual amount for additional purchase payments is $300 for nonqualified and qualified contracts, with a minimum of $25 per payment. Purchase payments in total may not exceed $2 million for each annuitant. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $300. Payments may be resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the payment of any death benefit, whichever comes first.

Valuation date

Accumulation and annuity units will be valued once daily at the close of trading (currently, normally, 4:00 p.m., New York time) on each day the NYSE is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund of the series, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding accumulation unit values on any given day.

Transfers between subaccounts on or
before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date we receive the request if received by 4 p.m. New York time. If it is received after 4 p.m. New York time, the transfer will be done using the accumulation unit values as of the next valuation date.

Transfers between subaccounts are restricted to six times every contract year. We reserve the right to waive this six-time limit. This limit does not apply to transfers made under a dollar cost averaging, portfolio rebalancing or cross-reinvestment program elected on forms available from us. The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer may be made by writing to our home office or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call or by the Lincoln Life internet site. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone transfer requests may be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date. Telephone transfers will be processed on the valuation date that they are received when they are received at our customer service center before 4:00 P.M. New York time.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time.

Transfers to and from the General Account on or before the annuity commencement date
You may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer all or any part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions: (1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed side in any 12 month period; (2) the minimum amount which can be transferred is $300 or the amount in the fixed account; and (3) a transfer cannot be made during the first 30 days after the issue date of the contract.

These transfers cannot be elected more than six times every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under a dollar cost averaging, portfolio rebalancing or cross-reinvestment program elected on forms available from us.

Transfers after the annuity commencement date
You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, no transfers are allowed from the fixed side of the contract to the subaccounts.

Death benefit before the annuity commencement date

You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. The contractowner may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

In addition to paying a death benefit when the annuitant dies, we will also pay a death benefit when the contract owner, sole joint owner, or pre-designated joint owner dies before the annuity commencement date. This death benefit equals the greater of: (1) the GMDB or, if elected, the EGMDB; or (2) the current value of the contract as of the day we approve the claim for payment.

If the contract has more than one joint owner, this death benefit will only be paid on the death of the pre-designated joint owner. The contractowner may make this pre-designation to us in writing. If the contractowner does not make this designation, the youngest joint owner will be the pre-designated joint owner. Only the cash surrender value will be paid upon the death of a non-pre-designated joint owner.

To summarize, the death benefit will be paid as follows:

  If the annuitant dies, the death benefit will be paid to the beneficiary.

  If the contractowner dies, we will pay a death benefit to the contingent owner, if any, otherwise to the annuitant.

  If the contractowner or joint owner dies, payment of either the death benefit or the cash surrender value will be paid to the remaining contractowner or joint owners equally.

  If the contractowner or joint owner is also the annuitant, the death benefit will be paid to the beneficiary.

Death Benefits are taxable. See Federal tax matters.

A surrender charge does not apply to a surrender of the contract as a result of the death of a contractowner,

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sole joint owner, pre-designated joint owner or annuitant. If there are two or more joint owners, the surrender charge is waived only on the death of the pre-designated joint owner.

If the surviving spouse elects to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) and that exceeds the current contract value will be credited to the contract. This feature will only apply one time for each contract.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) Proof, (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death of the annuitant; (2) Written authorization for payment; and (3) Our receipt of all required claim forms, fully completed. If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

The GMDB is equal to the sum of all purchase payments plus any attributable gain, minus any withdrawals, partial annuitizations and premium taxes incurred. We determine the attributable gain separately for each contract year on its seventh anniversary (once its surrender charge period has expired). The attributable gain consists of the earnings on a contract year's net purchase payment(s) [purchase payment(s) minus any withdrawals and partial annuitizations, applied on a first-in first-out basis] as of the valuation date just before its seventh anniversary. This amount will then be included in the GMDB calculation.

If contract conditions are met, the GMDB will be increased automatically by us according to the prescribed formula based upon the contract's internal rate of return. For this to occur, the contractowner, sole joint owner, pre-designated joint owner or the annuitant, as of the seventh anniversary of each eligible contract year, must still be living and must be less than 81 years of age. For more information about GMDB calculations, please refer to the SAI.

The EGMDB is an alternative to the GMDB for owners of nonqualified contracts or contracts used under an IRA plan. Under the EGMDB, the death benefit payable is the amount equal to the greater of: (1) Contract value as of the day on which Lincoln Life approves the payment of the claim; or (2) the highest contract value which the contract attains on any policy anniversary date (including the inception date) from the time the EGMDB takes effect up to and including the contractowner, sole joint owner, pre-designated joint owner or the annuitant's age 80. The highest contract value so determined is then increased by purchase payments and decreased by partial withdrawals, partial annuitizations and any premium taxes made, effected or incurred subsequent to the anniversary date on which the highest contract value is obtained.

You can only elect the EGMDB at purchase or within six months after the benefit is approved in your state, if later, (please see your investment dealer for assistance) by completing the EGMDB election form available from us. If the EGMDB is elected at purchase, the benefit will take effect on the inception date but we will not begin deducting the charge for the EGMDB until the first policy anniversary date.

If the EGMDB is elected the benefit will take effect as of the valuation time on the next policy anniversary date following our receipt of the election of this benefit, and we will begin deducting the charge for the EGMDB as of that date. If we receive an election of this benefit on a policy anniversary date, the EGMDB will take effect and we will begin deducting the charge for the benefit at the valuation time on that date.

If you elect the EGMDB, you may discontinue the benefit at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and we will stop deducting the charge for the benefit as of that date. If the benefit is discontinued on the policy anniversary date, the benefit and the charge will terminate at the valuation time on that date. If you discontinue the benefit, it cannot be reinstated. If you do not elect the EGMDB or you discontinue the benefit after electing it, the GMDB will apply instead and will determine what death benefit is payable.

If the death benefit becomes payable, the beneficiary may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Federal tax law requires that an annuity election be made no later than 60 days after we receive satisfactory notice of death as discussed previously.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to the laws and regulations governing payment of death benefits. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made to the beneficiary at that time. This payment may be postponed as permitted by the Investment Company Act of 1940.

Payment will be made in accordance with applicable laws and regulations governing payment of death benefits.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1. If any beneficiary dies before the annuitant, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests (There

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 are no restrictions on the beneficiary's use of the proceeds.); and/or

2. If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to the contractowner's estate, as applicable.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Joint/contingent ownership
If a joint owner is named in the application, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract.

A contingent owner may not exercise ownership rights in this contract while the contractowner is living.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select.

The amount available upon surrender/withdrawal is the cash surrender value at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the General Account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $300. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal tax status.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the annuitant (a) attains age 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn). Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to the restrictions.

Lincoln Life reserves the right to surrender this contract if any withdrawal reduces the total contract value to a level at which this contract may be surrendered in accordance with applicable law for individual deferred annuities.

Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

Delay of payments

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Reinvestment privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/ withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/ withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

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Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
The commissions paid to dealers are a maximum of 4.70% of each purchase payment; plus an annual continuing commission equal to 0.25% of the value of contract purchase payments invested for at least 15 months; plus an annual persistency bonus equal to 0.50% of each contract year's increased GMDB (regardless of whether or not the EGMDB is in effect), paid over a period of eight years. At times, additional sales incentives (up to 0.25% of purchase payments and up to 0.05% annually of the variable account value while the EGMDB is in effect) may be provided to dealers maintaining certain sales volume levels. In addition, the equivalent of 4.70% of contract value can be paid to dealers during annuitization. These commissions are not deducted from purchase payments or contract value; they are paid by us.

Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about your contract should be directed to us at 1-800-942-5500.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R.10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both. The contract provides that all or part of the contract value may be used to purchase an annuity.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the annuitant would receive no payouts if he/she dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Income with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be

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

made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, divided by (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

General Information

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge and the charge for administrative services will be assessed on all variable annuity payouts, including options that may be offered that do not have a life contingency and therefore no mortality risk.

The annuity commencement date is usually on or before the annuitant's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to your beneficiary as payouts become due.

Variable annuity payouts
Variable annuity payouts will be determined using:

1. The contract value on the annuity commencement date;

2. The annuity tables contained in the contract;

3. The annuity option selected; and

4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:
1. Determine the dollar amount of the first periodic payout; then
2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and
3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the payment will increase at a rate proportional to the amount of excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

 . An individual must own the contract (or the tax law must treat the contract as owned by the individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . Your right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contact to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract value among subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive extends your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount of the purchase payments in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

 . Death prior to the annuity commencement date--

  . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

  . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

 . Death after the annuity commencement date--

  . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

  . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

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

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after your death, or

 . you receive as a series of substantially equal periodic payments for your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described above.

Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract may have an EGMDB, for which you pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB charge as a contract withdrawal.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

Qualified retirement plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans").

Section 403(b) business will normally be accepted only for purchase payments qualifying as a 403(b) lump sum transfer or rollover. We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law

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requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the annuitant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may or may not permit loans.

Tax treatment of payments
Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or annuity payout:

 . received on or after the annuitant reaches age 59 1/2,

 . received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the annuitant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.

The EGMDB and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB from being provided under the contracts when we issue the contract as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the EGMDB under a contract issued as a Traditional IRA or Roth IRA could result in increased taxes to you.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or annuity payout is requested, we will give the recipient an explanation of the withholding requirements.

Tax status of Lincoln Life
Under existing Federal income tax laws, Lincoln Life does not pay tax on investment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in law
The above discussion is based on the tax code, IRS regulations and interpretations existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the series shares held in the VAA at meetings of the shareholders of the series. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in funds of the series. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the series shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Series shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the series. Since the series engages in shared funding, other persons or entities besides Lincoln Life may vote series shares. See Sale of fund shares by the series.

Distribution of the contracts

American Funds Distributors, Inc. (AFD), 333 South Hope Street, Los Angeles, CA 90071, is the distributor and principal underwriter of the contracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with AFD and have been licensed by state insurance departments to represent us. AFD is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2348, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any contract maintenance and administrative fees and any premium taxes which had been deducted. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Restrictions under the
Texas Optional Retirement
Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1. Termination of employment in all institutions of higher education as defined in Texas law;

2. Retirement; or

3. Death.

Accordingly, a participant in the ORP will be required to obtain a certificate of termination from their employer before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that 1940 Act or any other applicable law or regulation.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.




Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of those proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these suits will not have a material adverse effect on the financial position of Lincoln Life.

Lincoln Life is presently defending several lawsuits in which Plaintiffs seek to represent national classes of policyholders in connection with alleged fraud, breach of contract and other claims relating to the sale of interest-sensitive universal and participating whole life insurance policies. As of the date of this prospectus, the courts have not certified a class in any of the suits. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the preliminary stages of litigation, and it is premature to make assessments about potential loss, if any. Management is defending these suits vigorously. The amount of liability, if any, which may ultimately arise as a result of these suits cannot be reasonably determined at this time.

Statement of additional
information table of
contents for Separate
Account H

Item
-----------------------------------------
General information and history of
 Lincoln Life                         B-2
-----------------------------------------
Special terms                         B-2
-----------------------------------------
Services                              B-2
-----------------------------------------
Principal underwriter                 B-2
-----------------------------------------
Purchase of securities being offered  B-2

                             Item
                                         -----------------------------
                             Calculation of investment results     B-2
                                         -----------------------------
                             Annuity payouts                       B-5
                                         -----------------------------
                             Automatic increase in the guaranteed
                              minimum death benefit                B-5
                                         -----------------------------
                             Advertising and sales literature      B-6
                                         -----------------------------
                             Financial statements                  B-8

For a free copy of the SAI please see page one of this booklet.

American Legacy II

Lincoln National
Variable Annuity Account H (Registrant)

Lincoln National
Life Insurance Co. (Depositor)

Statement of additional information (SAI)

This SAI should be read in conjunction with the Prospectus of Lincoln National Variable Annuity Account H dated April 1, 2000. You may obtain a copy of the American Legacy II Account H Prospectus on request and without charge. Please write American Legacy Customer Service, The Lincoln National Life Insurance Co.P.O. Box 2348, Fort Wayne, Indiana 46801 or call 1-800-942-5500.

Table of Contents

                                      Page
------------------------------------------
General information and history
of Lincoln Life                       B-2
------------------------------------------
Special terms                         B-2
------------------------------------------
Services                              B-2
------------------------------------------
Principal underwriter                 B-2
------------------------------------------
Purchase of securities being offered  B-2
------------------------------------------
Calculation of investment results     B-2
------------------------------------------

                                      Page
                                         -
Annuity payouts                       B-5
                                         -
Automatic increase in the guaranteed
minimum death benefit                 B-5
                                         -
Advertising and sales literature      B-6
                                         -
Financial statements                  B-8
                                         -


This SAI is not a Prospectus.

The date of this SAI is April 1, 2000.

General information and
history of
Lincoln National Life
Insurance Co. (Lincoln Life)

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company domiciled in Indiana.

Special terms

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange (NYSE) is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the NYSE may also be closed on the business day occurring just before or just after the holiday.

Services

Independent auditors

The financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports which also appear elsewhere in this document and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

Keeper of records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

Principal underwriter

Lincoln Life has contracted with American Funds Distributors, Inc. (AFD), 333 South Hope St., Los Angeles, California 90071, a licensed broker-dealer, to distribute the contracts through certain legally authorized sales persons and organizations (brokers). AFD and its brokers are compensated under a standard compensation schedule.

Purchase of securities being offered

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with AFD and whose personnel are legally authorized to sell annuity products. Although there are no special purchase plans for any class of prospective buyers, the contingent deferred sales charge normally assessed upon surrender or withdrawal of contract value will be waived for officers, directors or bona fide full time employees of LNC, The Capital Group, Inc., their affiliated or managed companies, and certain other persons. See Charges and other deductions in the Prospectus.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the General Account, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.

Calculation of investment results

The seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1999); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities.

Standard investment results:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. This information represents past performance and does not indicate or represent future performance.

Average annual return for each period is determined by finding the average an-nual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                                P(1+T)n=ERV

Where: P = a hypothetical initial purchase payment of $1,000

    T = average annual total return for the period in question

    N =number of years

    ERV= ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 5-year, or 10-year period in question (or fractional period there-of)

    The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; (2) all applicable non-recurring charges (includ-ing any surrender charges) are deducted at the end of the period in ques-tion; and (3) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the Fund became available in the VAA. Because standard per-formance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after the option became available in the Separate Account.

Standard performance data as of December 31, 1999:




                                    1-                 5-
                                    Year               Years              10-Years/
                                    With               With               Since Inception
                                    EGMDB              EGMDB              With EGMDB
-----------------------------------------------------------------------------------------
Global Growth Subaccount            61.37%               N/A              35.13%
(Commenced activity 4/30/97)
Global Small                        82.80                N/A              44.64
Capitalization Subaccount
(Commenced activity 4/30/98)
Growth subaccount                   49.19              31.04%             19.49
(Commercial activity 8/1/89)
International Subaccount            67.69              23.24              14.98
(Commenced activity 5/1/90)
New World Subaccount                  N/A                N/A              11.49
(Commenced activity 6/17/99)
Growth-Income Subaccount             3.73              19.23              12.70
(Commenced activity 8/1/89)
Asset Allocation Subaccount         (0.43)             15.02              10.48
(Commenced activity 8/1/89)
High-Yield Bond Subaccount          (1.87)              8.49               8.53
(Commenced activity 8/1/89)
Bond Subaccount                     (4.81)               N/A               3.30
(Commenced activity 1/2/96)
U.S. Gov't./AAA Subaccount          (8.10)              4.71               5.46
(Commenced activity 8/1/89)
Cash Management Subaccount          (2.82)              3.17               3.27
(Commenced activity 8/1/89)

The performance figures shown reflect the cost of the elective Enhanced Guaran-teed Minimum Death Benefit rider. If contractholders had not elected the En-hanced Guaranteed Minimum Death Benefit, their returns would have been higher.

Non-Standard investment results:

The VAA may report its results over various periods--daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime--and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Performance information for the periods prior to the date that a Fund became available in the VAA will be calculated based on (1) the performance of the Fund adjusted for Contract charges (i.e., mortality and expense risk fees, any applicable administrative charges, and the management and other expenses of the fund) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the Fund. It may or may not reflect charges for any Riders (i.e., EGMDB) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for Contract charges. This information represents past performance and does not indicate or represent future performance. The investment return and value of a Contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in Accumulation Unit Value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

Non-Standard Performance Data (adjusted for contract expense charges):

Period Ending December 31, 1999

                                           1-     3-     5-     10-    Since
                                    YTD    Year   Year   Year   year   inception
                                    With   With   With   With   With   With
                                    EGMDB  EGMDB  EGMDB  EGMDB  EGMDB  EGMDB
--------------------------------------------------------------------------------
Global Growth subaccount            67.49% 67.49%   N/A    N/A    N/A  36.34%
(commenced activity 4/30/97)
Global Small Capitalization         88.93  88.93    N/A    N/A    N/A  47.53
subaccount
(commenced activity 4/30/98)
Growth subaccount                   55.30  55.30  38.47% 31.25% 19.56% 18.16
(as if commenced activity 2/8/84)
International subaccount            73.82  73.82  30.72  23.49    N/A  15.05
(commenced activity 5/1/90)
New World Subaccount                  N/A    N/A    N/A    N/A    N/A  17.49
(as if commenced activity 6/17/99)
Growth-Income subaccount             9.82   9.82  16.72  19.50  12.97  14.15
(as if commenced activity 2/8/84)
Asset Allocation subaccount          5.66   5.66  11.89  15.32  10.55  10.33
(commenced activity 8/1/89)
High-Yield Bond subaccount           4.22   4.22   4.52   8.85   8.60  10.05
(as if commenced activity 2/8/84)
Bond subaccount                      1.28   1.28   4.25    N/A    N/A   4.26
(commenced activity 1/2/96)
U.S. Gov't./AAA subaccount          (2.01) (2.01)  3.58   5.11   5.53   6.00
(as if commenced activity 12/1/85)
Cash Management subaccount           3.27   3.27   3.48   3.59   3.33   4.25
(as if commenced activity 2/8/84)

The performance figures shown reflect the cost of the elective Enhanced Guaranteed Minimum Death Benefit rider. If contractholders had not elected the Enhanced Guaranteed Minimum Death Benefit, their returns would have been higher.

Annuity payouts

Variable annuity payouts
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract before the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and
(4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.
The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1971 Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of contract value. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The 4% interest rate stated above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds 4%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 4%, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days before the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:

(a)The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and

(b)A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days before the payout date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.

Proof of age, sex and survival
We may require proof of age, sex or survival of any payee upon whose age, sex or survival payouts depend.







Automatic increase in the guaranteed minimum death benefit

Subject to the following terms and conditions, once a contract has been in force for a certain period, Lincoln National Life Insurance Co. (Lincoln Life) will automatically increase the guaranteed minimum death benefit (GMDB):

We will automatically increase the GMDB, separately for each contract year's purchase payment(s), effective upon the seventh anniversary of each eligible contract year in which those payments were made (as the contingent deferred sales charge expires on those payments).

The attributable gain (AG), used to increase the GMDB, will be calculated based on the contract value at the close of business on the last valuation date preceding the seventh anniversary of the contract year for which the increase is made. The AG will be the amount which results from allocating the total appreciation in the contract to each contract year's purchase payments adjusted by withdrawals on a first-in-first out (FIFO) basis based on Lincoln Life's internal rate of return (IRR) calculation (as described below).

If a single purchase payment was deposited or multiple deposits were made in the first contract year only, then, upon adjustment, the increased GMDB will be the contract value on the seventh contract anniversary.
If on the seventh contract anniversary, the contract value is less than net purchase payments, the GMDB will not be adjusted.

If purchase payments have been deposited in multiple contract years, then, upon adjustment, the increased GMDB will be the sum of all purchase payments plus any AG, as calculated for each contract year which has reached its seventh anniversary, minus any withdrawals, partial annuitizations and premium taxes incurred.

The IRR is the level compound rate of return, calculated by Lincoln Life, at which purchase payments less withdrawals will accumulate to the contract value on the contract anniversary beginning with the seventh anniversary. The application of the IRR methodology to any particular contract year could allocate gain, if any, in a manner which does not precisely correlate with the contract's actual investment experience for a particular contract year or subaccount. The calculation of the IRR assumes all purchase payments and withdrawals occur at the beginning of the year in which they were made. Once the IRR has been determined, the gain attributable to each contract year is calculated by applying the IRR to the purchase payments, less any withdrawals applied on a FIFO basis.

Advertising and sales literature

As set forth in the Prospectus, Lincoln Life may refer to the following organizations (and others) in its marketing materials:

A.M. Best's Rating System is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which Lincoln Life intends to refer.

Duff & Phelps insurance company claims-paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed insurance companies, both mutual and stock.

EAFE Index is prepared by Morgan Stanley Capital International (MSCI). It measures performance of equity securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification representing over 1,000 companies across 20 different countries.

Lipper Variable Insurance Products Performance Analysis Service is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

Moody's insurance financial strength rating is an opinion of an insurance company's financial strength and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

Morningstar is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

Standard & Poor's insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

Vards (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

Standard & Poor's 500 Index -- A broad-based measurement of U.S. stock-market performance based on the weighted average performance of 500 common stocks of leading companies in leading industries; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corp., a financial advisory, securities rating and publishing firm.

NASDAQ-OTC Price Index -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

Dow Jones Industrial Average (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but currently including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in a number of ways:

Compound Interest Illustrations. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential tax savings through tax deferral; the potential advantage of the VAA over the fixed account; and the compounding effect when a client makes regular deposits to his contract.

Internet. An electronic communications network which may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertising and sales literature.

Dollar cost averaging (DCA). You may systematically transfer on a monthly basis amounts from the DCA Fixed Account or certain variable subaccounts into the variable subaccounts or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500.00 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS). AWS provides an automatic, periodic withdrawal of contract value to you. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for nonqualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

Cross-reinvestment service. Under this option, account value in a designated subaccount or the fixed side of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) or the fixed side of the contract at specific intervals. You may elect to participate in cross-reinvestment at the time of application or at any time before the annuity commencement date by sending a written request to our home office or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross-reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this service at any time.

Portfolio Rebalancing. Portfolio Rebalancing is an option which, if elected by the contractowner, restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount (e.g., 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a request to Lincoln Life.

If portfolio rebalancing is elected, all purchase payments allocated to the variable account subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing option will terminate the portfolio rebalancing option. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable account subaccount may also cause termination of the portfolio rebalancing option. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing option or re-enroll at any time by calling or writing Lincoln Life.

The portfolio rebalancing program is not available following the annuity commencement date. Currently, there is no charge for this service. However, we reserve the right to impose one.

Lincoln Financial Group. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of over $103 billion and annual consolidated revenues of $6.8 billion. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, life-health reinsurance, mutual funds, institutional investment management and financial planning and advisory services.

Lincoln Life's customers. Sales literature for the VAA and the series funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, we were serving over 15,000 employers and more than 1.5 million individuals.

Lincoln Life's assets, size. Sales literature for the VAA may discuss Lincoln Life's general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 1999 Lincoln Life had statutory admitted assets of over $79 billion.

Financial statements

Financial statements of the VAA and the statutory-basis financial statements of Lincoln Life appear on the following pages.

Lincoln National Variable Annuity Account H

Statement of assets and liability

December 31, 1999

                                                                 Growth-Income
                                                  Growth-Income  Class II
                                  Combined        Subaccount     Subaccount
-------------------------------------------------------------------------------
Assets
 Investments at Market--
  Unaffiliated (Cost
  $17,753,933,654)                $23,675,772,125 $5,898,495,515 $1,132,139,150
--------------------------------  --------------- -------------- --------------
Total Assets                       23,675,772,125  5,898,495,515  1,132,139,150
Liability--Payable to The
 Lincoln National Life Insurance
 Company                                  877,209        218,803         42,284
--------------------------------  --------------- -------------- --------------
Net assets                        $23,674,894,916 $5,898,276,712 $1,132,096,866
--------------------------------  =============== ============== ==============
Percent of net assets                     100.00%         24.91%          4.78%
--------------------------------  =============== ============== ==============
Net assets are represented by:
 Legacy II without guaranteed
  minimum death benefit:
 . Units in accumulation period                    1,563,524,672             --
 ------------------------------
 . Annuity reserves units                              6,071,368             --
 ------------------------------
 . Unit value                                     $        3.503 $           --
 ------------------------------                   -------------- --------------
 . Value in accumulation period                    5,476,349,424             --
 ------------------------------
 . Annuity reserves                                   21,265,373             --
 -------------------------------
 Legacy II with guaranteed
  minimum death benefit:
 . Units in accumulation period                      114,842,624             --
 ------------------------------
 . Unit value                                     $        3.489 $           --
 ------------------------------                   -------------- --------------
 . Value in accumulation period                      400,661,915             --
 -------------------------------
 Legacy III without guaranteed
  minimum death benefit:
 . Units in accumulation period                               --    129,156,674
 ------------------------------
 . Annuity reserves units                                     --      1,762,500
 ------------------------------
 . Unit value                                     $           -- $        1.520
 ------------------------------                   -------------- --------------
 . Value in accumulation period                               --    196,369,678
 ------------------------------
 . Annuity reserves                                           --      2,679,703
 -------------------------------
 Legacy III with guaranteed
  minimum death benefit:
 . Units in accumulation period                               --    614,232,524
 ------------------------------
 . Unit value                                     $           -- $        1.514
 ------------------------------                   -------------- --------------
 . Value in accumulation period                               --    930,152,106
 -------------------------------
 Shareholder's Advantage without
  guaranteed minimum death
  benefit:
 . Units in accumulation period                               --        731,753
 ------------------------------
 . Annuity reserves units                                     --             --
 ------------------------------
 . Unit value                                     $           -- $        1.092
 ------------------------------                   -------------- --------------
 . Value in accumulation period                               --        799,374
 ------------------------------
 . Annuity reserves                                           --             --
 -------------------------------
 Shareholder's Advantage with
  guaranteed minimum death
  benefit:
 . Units in accumulation period                               --      1,919,178
 ------------------------------
 . Unit value                                     $           -- $        1.092
 ------------------------------                   -------------- --------------
 . Value in accumulation period                               --      2,096,005
--------------------------------
Net assets                                        $5,898,276,712 $1,132,096,866
--------------------------------                  ============== ==============

See accompanying notes.

                                                                                                 U.S.
                                                                                    U.S.         Government/
                                              Asset                     High-Yield  Government/  AAA-Rated
                Growth         Asset          Allocation   High-Yield   Bond Class  AAA-Rated    Securities  Cash
Growth          Class II       Allocation     Class II     Bond         II          Securities   Class II    Management
Subaccount      Subaccount     Subaccount     Subaccount   Subaccount   Subaccount  Subaccount   Subaccount  Subaccount
-------------------------------------------------------------------------------------------------------------------------
$7,174,597,906  $1,071,095,846 $1,302,564,162 $326,008,212 $512,965,962 $98,987,168 $364,696,561 $47,860,527 $271,446,046
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
 7,174,597,906   1,071,095,846  1,302,564,162  326,008,212  512,965,962  98,987,168  364,696,561  47,860,527  271,446,046
       264,822          39,860         48,277       12,130       19,073       3,688       13,625       1,793       10,128
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
$7,174,333,084  $1,071,055,986 $1,302,515,885 $325,996,082 $512,946,889 $98,983,480 $364,682,936 $47,858,734 $271,435,918
==============  ============== ============== ============ ============ =========== ============ =========== ============
        30.30%           4.52%          5.50%        1.38%        2.17%       0.42%        1.54%       0.20%        1.15%
==============  ============== ============== ============ ============ =========== ============ =========== ============
 1,091,099,055              --    430,364,472           --  207,730,728          --  191,847,850          --  173,803,366
     4,944,792              --      2,134,647           --    1,147,002          --      944,812          --      461,714
$        6.118  $           -- $        2.823 $         -- $      2.330 $        -- $      1.778 $        -- $      1.449
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
 6,675,106,847              --  1,215,049,873           --  484,029,853          --  341,043,890          --  251,874,190
    30,251,166              --      6,026,756           --    2,672,610          --    1,679,573          --      669,112
    76,952,649              --     28,960,340           --   11,308,416          --   12,402,425          --   13,089,058
$        6.094  $           -- $        2.812 $         -- $      2.321 $        -- $      1.771 $        -- $      1.443
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
   468,975,071              --     81,439,256           --   26,244,426          --   21,959,473          --   18,892,616
            --      60,530,171             --   50,804,846           --  16,310,537           --  10,249,990           --
            --       1,092,833             --      471,027           --     329,991           --     516,074           --
$           --  $        2.605 $           -- $      1.343 $         -- $     1.131 $         -- $     1.114 $         --
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
            --     157,687,149             --   68,239,697           --  18,449,044           --  11,421,328           --
            --       2,846,940             --      632,671           --     373,256           --     575,049           --
            --     349,496,915             --  191,453,944           --  70,524,971           --  32,309,998           --
$           --  $        2.595 $           -- $      1.338 $         -- $     1.127 $         -- $     1.110 $         --
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
            --     906,830,937             --  256,131,033           --  79,454,055           --  35,858,343           --
            --       1,188,330             --      486,416           --     441,334           --       2,000           --
            --              --             --           --           --          --           --          --           --
$           --  $        1.313 $           -- $      1.069 $         -- $     1.047 $         -- $     1.003 $         --
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
            --       1,559,923             --      520,076           --     461,894           --       2,007           --
            --              --             --           --           --          --           --          --           --
            --       1,623,917             --      442,117           --     234,372           --       2,000           --
$           --  $        1.312 $           -- $      1.069 $         -- $     1.046 $         -- $     1.003 $         --
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
            --       2,131,037             --      472,605           --     245,231           --       2,007           --
--------------  -------------- -------------- ------------ ------------ ----------- ------------ ----------- ------------
$7,174,333,084  $1,071,055,986 $1,302,515,885 $325,996,082 $512,946,889 $98,983,480 $364,682,936 $47,858,734 $271,435,918
==============  ============== ============== ============ ============ =========== ============ =========== ============

Lincoln National Variable Annuity Account H

December 31, 1999

                                      Cash
                                      Management                 International
                                      Class II    International  Class II
                                      Subaccount  Subaccount     Subaccount
------------------------------------------------------------------------------
Assets
 Investments at Market--Unaffiliated
  (Cost $17,753,933,654)              $47,751,238 $3,817,892,127 $368,999,954
------------------------------------- ----------- -------------- ------------
Total Assets                           47,751,238  3,817,892,127  368,999,954
Liability--Payable to The Lincoln
 National Life Insurance Company            1,791        141,216       13,747
------------------------------------- ----------- -------------- ------------
Net assets                            $47,749,447 $3,817,750,911 $368,986,207
------------------------------------- =========== ============== ============
Percent of net assets                       0.20%         16.13%        1.56%
------------------------------------- =========== ============== ============
Net assets are represented by:
 Legacy II without guaranteed minimum
  death benefit:
 . Units in accumulation period                --    909,205,118           --
 -----------------------------------
 . Annuity reserves units                      --      5,201,907           --
 -----------------------------------
 . Unit value                         $        -- $        3.932 $         --
 -----------------------------------  ----------- -------------- ------------
 . Value in accumulation period                --  3,574,688,180           --
 -----------------------------------
 . Annuity reserves                            --     20,452,146           --
 ------------------------------------
 Legacy II with guaranteed minimum
  death benefit:
 . Units in accumulation period                --     56,848,874           --
 -----------------------------------
 . Unit value                         $        -- $        3.916 $         --
 -----------------------------------  ----------- -------------- ------------
 . Value in accumulation period                --    222,610,585           --
 ------------------------------------
 Legacy III without guaranteed
  minimum death benefit:
 . Units in accumulation period         8,461,080             --   26,368,918
 -----------------------------------
 . Annuity reserves units                 233,715             --      668,069
 -----------------------------------
 . Unit value                         $     1.096 $           -- $      2.127
 -----------------------------------  ----------- -------------- ------------
 . Value in accumulation period         9,273,327             --   56,089,351
 -----------------------------------
 . Annuity reserves                       256,151             --    1,421,049
 ------------------------------------
 Legacy III with guaranteed minimum
  death benefit:
 . Units in accumulation period        34,892,204             --  146,311,598
 -----------------------------------
 . Unit value                         $     1.092 $           -- $      2.119
 -----------------------------------  ----------- -------------- ------------
 . Value in accumulation period        38,089,813                 309,974,140
 ------------------------------------
 Shareholder's Advantage without
  guaranteed minimum death benefit:
 . Units in accumulation period             9,425             --      592,649
 -----------------------------------
 . Annuity reserves units                      --             --           --
 -----------------------------------
 . Unit value                         $     1.009 $           -- $      1.408
 -----------------------------------  ----------- -------------- ------------
 . Value in accumulation period             9,514             --      834,201
 -----------------------------------
 . Annuity reserves                            --             --           --
 ------------------------------------
 Shareholder's Advantage with
  guaranteed minimum death benefit:
 . Units in accumulation period           119,534             --      474,304
 -----------------------------------
 . Unit value                         $     1.009 $           -- $      1.407
 -----------------------------------  ----------- -------------- ------------
 . Value in accumulation period           120,642             --      667,466
 -----------------------------------  ----------- -------------- ------------
Net assets                            $47,749,447 $3,817,750,911 $368,986,207
------------------------------------- =========== ============== ============

See accompanying notes.

                                                                   Global
                                       Global       Global         Small                      New
              Bond        Global       Growth       Small          Capitalization New         World
Bond          Class II    Growth       Class II     Capitalization Class II       World       Class II
Subaccount    Subaccount  Subaccount   Subaccount   Subaccount     Subaccount     Subaccount  Subaccount
---------------------------------------------------------------------------------------------------------
$161,019,866  $78,440,200 $296,575,865 $378,124,464  $161,422,718   $101,098,240  $31,385,405 $32,204,993
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
 161,019,866   78,440,200  296,575,865  378,124,464   161,422,718    101,098,240   31,385,405  32,204,993
       5,999        2,924       10,934       14,057         5,953          3,744        1,161       1,200
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
$161,013,867  $78,437,276 $296,564,931 $378,110,407  $161,416,765   $101,094,496  $31,384,244 $32,203,793
============  =========== ============ ============  ============   ============  =========== ===========
       0.68%        0.33%        1.25%        1.60%         0.68%          0.43%        0.13%       0.14%
============  =========== ============ ============  ============   ============  =========== ===========
 128,409,290           --  120,206,220           --    77,664,595             --   24,595,832          --
     903,192           --      700,953           --       329,121             --       44,131          --
$      1.185  $        -- $      2.298 $         --  $      1.920   $         --  $     1.176 $        --
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
 152,182,648           --  276,220,233           --   149,119,835             --   28,920,791          --
   1,070,406           --    1,610,710           --       631,928             --       51,891          --
   6,574,709           --    8,185,381           --     6,090,590             --    2,052,631          --
$      1.180  $        -- $      2.289 $         --  $      1.915   $         --  $     1.175 $        --
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
   7,760,813           --   18,733,988           --    11,665,002             --    2,411,562          --
          --   14,078,598           --   27,671,349            --      7,492,254           --   3,728,134
          --      346,169           --      484,012            --        296,365           --     108,111
$         --  $     1.125 $         -- $      2.291  $         --   $      1.917  $        -- $     1.175
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
          --   15,845,420           --   63,382,553            --     14,359,483           --   4,381,538
          --      389,612           --    1,108,653            --        568,006           --     127,058
          --   55,096,652           --  137,048,068            --     44,615,754           --  23,252,868
$         --  $     1.121 $         -- $      2.280  $         --   $      1.912  $        -- $     1.174
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
          --   61,762,825           --  312,436,490            --     85,295,758           --  27,305,402
          --      375,630           --      197,674            --        360,180           --      58,929
          --           --           --           --            --             --           --          --
$         --  $     1.020 $         -- $      1.400  $         --   $      1.304  $        -- $     1.238
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
          --      383,286           --      276,744            --        469,812           --      72,958
          --           --           --           --            --             --           --          --
          --       55,023           --      647,276            --        307,838           --     255,977
$         --  $     1.020 $         -- $      1.400  $         --   $      1.304  $        -- $     1.238
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
          --       56,133           --      905,967            --        401,437           --     316,837
------------  ----------- ------------ ------------  ------------   ------------  ----------- -----------
$161,013,867  $78,437,276 $296,564,931 $378,110,407  $161,416,765   $101,094,496  $31,384,244 $32,203,793
============  =========== ============ ============  ============   ============  =========== ===========

Lincoln National Variable Annuity Account H

Statement of Operations

Year Ended December 31, 1999




                                                                   Growth-Income
                                                    Growth-Income  Class II
                                    Combined        Subaccount     Subaccount
---------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment
   income                           $  363,649,245  $ 105,809,593  $  13,787,028
 ---------------------------------
 . Dividends from net realized
   gains on investments              2,762,130,665    949,657,269    180,270,242
 ---------------------------------
 . Mortality and expense
   guarantees:
 ---------------------------------
 . Legacy II without guaranteed
   minimum death benefit              (227,055,455)   (78,372,764)            --
 ---------------------------------
 . Legacy II with guaranteed
   minimum death benefit               (14,804,893)    (5,441,299)            --
 ---------------------------------
 . Legacy III without guaranteed
   minimum death benefit                (5,489,569)            --     (2,024,469)
 ---------------------------------
 . Legacy III with guaranteed
   minimum death benefit               (27,866,710)            --     (9,817,618)
 ---------------------------------
 . Shareholder's Advantage without
   guaranteed minimum death
   benefit                                  (1,103)            --           (144)
 ---------------------------------
 . Shareholder's Advantage with
   guaranteed minimum death
   benefit                                  (3,452)            --           (999)
 ---------------------------------  --------------  -------------  -------------
Net investment income                2,850,558,728    971,652,799    182,214,040
----------------------------------
Net Realized and Unrealized Gain
 (Loss) on Investments:
 . Net realized gain (loss) on
   investments                         674,284,647    228,634,133        (76,730)
 ---------------------------------
 . Net change in unrealized
   appreciation or depreciation on
   investments                       2,383,264,765   (612,847,050)  (112,083,394)
----------------------------------  --------------  -------------  -------------
Net realized and unrealized gain
 (loss) on investments               3,057,549,412   (384,212,917)  (112,160,124)
----------------------------------  --------------  -------------  -------------
Net increase (decrease) in net
 assets resulting from operations   $5,908,108,140  $ 587,439,882  $  70,053,916
----------------------------------  ==============  =============  =============




See accompanying notes.

                                                                                                      U.S.
                                                                                        U.S.          Government/
                                               Asset                       High-Yield   Government/   AAA-Rated
                   Growth        Asset         Allocation    High-Yield    Bond Class   AAA-Rated     Securities   Cash
Growth             Class II      Allocation    Class II      Bond          II           Securities    Class II     Management
Subaccount         Subaccount    Subaccount    Subaccount    Subaccount    Subaccount   Subaccount    Subaccount   Subaccount
-------------------------------------------------------------------------------------------------------------------------------

$     10,612,046   $         --  $ 47,705,526  $  8,770,098  $ 53,806,588  $ 8,251,537  $ 25,688,251  $ 2,524,271  $11,747,694

     970,545,790    142,587,425    82,283,415    20,367,315            --           --            --           --           --



     (73,609,144)            --   (17,736,386)           --    (7,301,578)          --    (5,354,630)          --   (3,229,152)

      (4,920,359)            --    (1,076,547)           --      (371,550)          --      (335,851)          --     (251,032)

              --     (1,220,870)           --      (698,399)           --     (199,132)           --     (120,652)          --

              --     (7,278,541)           --    (2,775,100)           --     (950,317)           --     (424,913)          --

              --           (514)           --           (39)           --          (14)           --           (2)          --

              --           (965)           --          (252)           --         (102)           --           (2)          --
----------------   ------------  ------------  ------------  ------------  -----------  ------------  -----------  -----------
     902,628,333    134,086,535   111,176,008    25,663,623    46,133,460    7,101,972    19,997,770    1,978,702    8,267,510


     275,670,145         42,140    43,128,169       (92,641)  (10,243,941)    (670,173)   (3,165,354)    (171,695)      35,255

   1,474,521,234    176,203,033   (75,303,263)  (13,767,288)  (11,867,689)  (2,962,809)  (25,194,562)  (2,632,879)     336,632
----------------   ------------  ------------  ------------  ------------  -----------  ------------  -----------  -----------
   1,750,191,379    176,245,173   (32,175,094)  (13,859,929)  (22,111,630)  (3,632,982)  (28,359,916)  (2,804,574)     371,887
----------------   ------------  ------------  ------------  ------------  -----------  ------------  -----------  -----------
  $2,652,819,712   $310,331,708  $ 79,000,914  $ 11,803,694  $ 24,021,830  $ 3,468,990  $ (8,362,146) $  (825,872) $ 8,639,397
================   ============  ============  ============  ============  ===========  ============  ===========  ===========

Lincoln National Variable Annuity Account H

Year Ended December 31, 1999



                                       Cash
                                       Management                  International
                                       Class II    International   Class II
                                       Subaccount  Subaccount      Subaccount
--------------------------------------------------------------------------------
Net Investment Income:
 . Dividends from investment income    $1,740,187  $   47,853,420  $  3,298,825
-------------------------------------
 . Dividends from net realized gains
   on investments                              --     335,072,851    31,742,057
-------------------------------------
 . Mortality and expense guarantees:
-------------------------------------
 . Legacy II without guaranteed
   minimum death benefit                       --     (35,623,837)           --
-------------------------------------
 . Legacy II with guaranteed minimum
   death benefit                               --      (2,044,777)           --
-------------------------------------
 . Legacy III without guaranteed
   minimum death benefit                 (110,773)             --      (402,219)
-------------------------------------
 . Legacy III with guaranteed minimum
   death benefit                         (434,303)             --    (2,402,441)
-------------------------------------
 . Shareholder's Advantage without
   guaranteed minimum death benefit            (4)             --          (269)
-------------------------------------
 . Shareholder's Advantage with
   guaranteed minimum death benefit           (27)             --          (352)
-------------------------------------  ----------  --------------  ------------
Net investment income                   1,195,080     345,257,657    32,235,601
-------------------------------------
Net Realized and Unrealized Gain
 (Loss) on Investments:
 . Net realized gain (loss) on
   investments                              7,876     136,759,947       300,753
-------------------------------------
 . Net change in unrealized
   appreciation or depreciation on
   investments                             47,577   1,197,092,804   105,733,268
-------------------------------------  ----------  --------------  ------------
Net realized and unrealized gain
 (loss) on investments                     55,453   1,333,852,751   106,034,021
-------------------------------------  ----------  --------------  ------------
Net increase (decrease) in net assets
 resulting from operations             $1,250,533  $1,679,110,408  $138,269,622
-------------------------------------  ==========  ==============  ============




See accompanying notes.

                                                                      Global
                                         Global        Global         Small                      New
              Bond         Global        Growth        Small          Capitalization New         World
Bond          Class II     Growth        Class II      Capitalization Class II       World       Class II
Subaccount    Subaccount   Subaccount    Subaccount    Subaccount     Subaccount     Subaccount  Subaccount
------------------------------------------------------------------------------------------------------------

$11,939,045   $ 4,414,596  $  2,504,131  $  2,418,646   $   393,998    $   118,591   $  143,163  $  122,011

         --            --    11,923,190    15,003,882    14,024,003      8,627,543       12,535      13,148



 (2,207,324)           --    (2,418,878)           --    (1,091,378)            --     (110,384)         --

   (111,045)           --      (160,485)           --       (81,275)            --      (10,673)         --

         --      (160,887)           --      (448,375)           --        (89,068)          --     (14,725)

         --      (680,920)           --    (2,438,893)           --       (561,173)          --    (102,491)

         --           (13)           --           (66)           --            (21)          --         (17)

         --           (46)           --          (375)           --           (197)          --        (135)
-----------   -----------  ------------  ------------   -----------    -----------   ----------  ----------
  9,620,676     3,572,730    11,847,958    14,534,819    13,245,348      8,095,675       34,641      17,791

   (907,102)     (165,313)    1,908,891       237,892     2,901,161        146,994        1,486       2,754

 (6,398,389)   (2,564,024)   98,681,854   116,946,207    44,645,168     25,882,604    4,421,837   4,373,894
-----------   -----------  ------------  ------------   -----------    -----------   ----------  ----------
 (7,305,491)   (2,729,337)  100,590,745   117,184,099    47,546,329     26,029,598    4,423,323   4,376,648
-----------   -----------  ------------  ------------   -----------    -----------   ----------  ----------
$ 2,315,185   $   843,393  $112,438,703  $131,718,918   $60,791,677    $34,125,273   $4,457,964  $4,394,439
===========   ===========  ============  ============   ===========    ===========   ==========  ==========

Lincoln National Variable Annuity Account H

Statements of changes in net assets

Years Ended December 31, 1998 and 1999

                                                               Growth-Income
                                              Growth-Income    Class II
                             Combined         Subaccount       Subaccount
------------------------------------------------------------------------------
Net assets at January 1,
 1998                        $15,810,842,079  $ 5,822,004,732  $  195,003,386
Changes From Operations:
 . Net investment income       1,958,360,879      893,049,622      86,889,615
 --------------------------
 . Net realized gain (loss)
   on investments                448,669,912      188,316,732         (97,997)
 --------------------------
 . Net change in unrealized
   appreciation or
   depreciation on
   investments                   670,203,311     (160,295,045)    (24,918,745)
---------------------------  ---------------  ---------------  --------------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                    3,077,234,102      921,071,309      61,872,873
Change From Unit
 Transactions:
 Accumulation Units:
 . Contract purchases          3,687,600,242      580,662,940     391,845,842
 --------------------------
 . Terminated contracts and
   transfers to annuity
   reserves                   (4,095,996,116)  (1,145,406,574)    (35,431,367)
 --------------------------  ---------------  ---------------  --------------
                                (408,395,874)    (564,743,634)    356,414,475
 Annuity Reserves:
 . Transfer from
   accumulation units and
   between accounts               20,809,984        5,153,286         895,860
 --------------------------
 . Annuity payments               (9,098,361)      (2,717,517)       (356,520)
 --------------------------
 . Receipt (reimbursement)
   of mortality guarantee
   adjustment                        345,001           44,580          88,801
 --------------------------  ---------------  ---------------  --------------
                                  12,056,624        2,480,349         628,141
Net Increase (Decrease) in
 net assets resulting from
 unit transactions              (396,339,250)    (562,263,285)    357,042,616
---------------------------  ---------------  ---------------  --------------
Total Increase (Decrease)
 in Net Assets                 2,680,894,852      358,808,024     418,915,489
---------------------------  ---------------  ---------------  --------------
Net Assets at December 31,
 1998                        $18,491,736,931  $ 6,180,812,756  $  613,918,875
---------------------------  ===============  ===============  ==============
Changes From Operations:
 . Net investment income     $ 2,850,558,728  $   971,652,799  $  182,214,040
 --------------------------
 . Net realized gain (loss)
   on investments                674,284,647      228,634,133         (76,730)
 --------------------------
 . Net change in unrealized
   appreciation or
   depreciation on
   investments                 2,383,264,765     (612,847,050)   (112,083,394)
---------------------------  ---------------  ---------------  --------------
Net Increase (Decrease) in
 Net Assets Resulting from
 Operations                    5,908,108,140      587,439,882      70,053,916
Change From Unit
 Transactions:
 Accumulation Units:
 . Contract purchases          4,055,223,256      396,604,891     532,499,824
 --------------------------
 . Terminated contracts and
   transfers to annuity
   reserves                   (4,793,427,647)  (1,268,182,228)    (85,270,021)
 --------------------------  ---------------  ---------------  --------------
                                (738,204,391)    (871,577,337)    447,229,803
 Annuity Reserves:
 . Transfer from
   accumulation units and
   between accounts               27,417,634        5,179,744       1,616,167
 --------------------------
 . Annuity payments              (14,312,517)      (3,587,278)       (727,206)
 --------------------------
 . Receipt (reimbursement)
   of mortality guarantee
   adjustment                        149,119            8,945           5,311
 --------------------------  ---------------  ---------------  --------------
                                  13,254,236        1,601,411         894,272
Net Increase (Decrease) in
 net assets resulting from
 unit transactions              (724,950,155)    (869,975,926)    448,124,075
---------------------------  ---------------  ---------------  --------------
Total Increase (Decrease)
 in Net Assets                 5,183,157,985     (282,536,044)    518,177,991
---------------------------  ---------------  ---------------  --------------
Net Assets at December 31,
 1999                        $23,674,894,916  $ 5,898,276,712  $1,132,096,866
---------------------------  ===============  ===============  ==============


See accompanying notes to financial stlatements.

                                                                                                            U.S.
                                                                                             U.S.           Government/
                                                  Asset                        High-Yield    Government/    AAA-Rated
                  Growth          Asset           Allocation    High-Yield     Bond Class    AAA-Rated      Securities
Growth            Class II        Allocation      Class II      Bond           II            Securities     Class II
Subaccount        Subaccount      Subaccount      Subaccount    Subaccount     Subaccount    Subaccount     Subaccount
-------------------------------------------------------------------------------------------------------------------------
$ 4,193,287,754   $   93,370,037  $1,338,256,534  $ 50,823,817  $ 688,468,198  $ 25,011,764  $ 408,607,919  $  8,726,936
    635,842,827       44,825,117     127,393,254    15,295,564     56,598,764     5,029,262     19,916,539       999,083
    165,304,535          (16,906)     26,232,366        (6,931)      (225,013)     (157,115)       204,281        31,201
    521,153,770       25,360,098      (1,300,515)   (3,954,214)   (62,572,679)   (6,308,219)     6,962,613        69,637
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
  1,322,301,132       70,168,309     152,325,105    11,334,419     (6,198,928)   (1,436,072)    27,083,433     1,099,921
Cash
Management
Subaccount
-------------------------------------------------------------------------------------------------------------------------
$   186,571,276
      7,428,068
        305,944
         66,278
---------------
      7,800,290
    493,741,514
   (473,937,066)
---------------
     19,804,448
         24,415
       (158,324)
    551,914,456      217,793,895     192,171,653   132,102,805    135,804,932    55,113,767    166,657,873    34,821,390
   (982,427,432)     (22,967,104)   (260,845,905)   (9,974,982)  (200,788,113)   (8,353,986)  (136,101,572)  (10,222,891)
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
   (430,512,976)     194,826,791     (68,674,252)  122,127,823    (64,983,181)   46,759,781     30,556,301    24,598,499
      4,395,770          234,502       1,776,864       141,714      1,867,393        74,730        712,721            --
     (1,831,321)        (226,163)     (1,217,453)      (36,686)      (454,376)      (33,896)      (288,555)      (39,846)
         24,785           73,099         (17,136)       26,476          1,122        14,692         40,320        (1,672)
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
      2,589,234           81,438         542,275       131,504      1,414,139        55,526        464,486       (41,518)
   (427,923,742)     194,908,229     (68,131,977)  122,259,327    (63,569,042)   46,815,307     31,020,787    24,556,981
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
    894,377,390      265,076,538      84,193,128   133,593,746    (69,767,970)   45,379,235     58,104,220    25,656,902
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
$ 5,087,665,144   $  358,446,575  $1,422,449,662  $184,417,563  $ 618,700,228  $ 70,390,999  $ 466,712,139  $ 34,383,838
===============   ==============  ==============  ============  =============  ============  =============  ============
$   902,628,333   $  134,086,535  $  111,176,008  $ 25,663,623  $  46,133,460  $  7,101,972  $  19,997,770  $  1,978,702
    275,670,145           42,140      43,128,169       (92,641)   (10,243,941)     (670,173)    (3,165,354)     (171,695)
  1,474,521,234      176,203,033     (75,303,263)  (13,767,288)   (11,867,689)   (2,962,809)   (25,194,562)   (2,632,879)
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
  2,652,819,712      310,331,708      79,000,914    11,803,694     24,021,830     3,468,990     (8,362,146)     (825,872)
    678,361,603      457,300,098     100,358,222   161,643,397     69,919,522    42,803,558     84,455,291    32,006,021
 (1,248,483,617)     (56,143,544)   (299,229,623)  (32,229,411)  (199,680,418)  (17,811,654)  (178,030,011)  (17,984,427)
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
   (570,122,014)     401,156,554    (198,871,401)  129,413,986   (129,760,896)   24,991,904    (93,574,720)   14,021,594
      7,809,103        1,627,925       1,050,198       427,965        511,359       188,151        193,581       345,971
     (3,878,242)        (507,939)     (1,175,443)      (66,895)      (527,587)      (54,980)      (285,712)      (66,852)
         39,381            1,163          61,955          (231)         1,955        (1,584)          (206)           55
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
      3,970,242        1,121,149         (63,290)      360,839        (14,273)      131,587        (92,337)      279,174
   (566,151,772)     402,277,703    (198,934,691)  129,774,825   (129,775,169)   25,123,491    (93,667,057)   14,300,768
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
  2,086,667,940      712,609,411    (119,933,777)  141,578,519   (105,753,339)   28,592,481   (102,029,203)   13,474,896
---------------   --------------  --------------  ------------  -------------  ------------  -------------  ------------
$ 7,174,333,084   $1,071,055,986  $1,302,515,885  $325,996,082  $ 512,946,889  $ 98,983,480  $ 364,682,936  $ 47,858,734
===============   ==============  ==============  ============  =============  ============  =============  ============
          2,044
---------------
       (131,865)
     19,672,583
---------------
     27,472,873
---------------
$   214,044,149
===============
$     8,267,510
         35,255
        336,632
---------------
      8,639,397
    542,479,627
   (494,074,307)
---------------
     48,405,320
        412,110
        (68,251)
          3,193
---------------
        347,052
     48,752,372
---------------
     57,391,769
---------------
$   271,435,918
===============

Lincoln National Variable Annuity Account H

Years Ended December 31, 1998 and 1999

                                     Cash
                                     Management                   International
                                     Class II     International   Class II
                                     Subaccount   Subaccount      Subaccount
-------------------------------------------------------------------------------
Net assets at January 1, 1998        $14,621,232  $2,452,767,098  $ 54,786,406
Changes From Operations:
 . Net investment income                 894,482      42,557,185     2,207,875
 ----------------------------------
 . Net realized gain (loss) on
   investments                             3,239      68,479,051      (121,402)
 ----------------------------------
 . Net change in unrealized
   appreciation or depreciation on
   investments                           (77,111)    326,267,926    12,867,429
-----------------------------------  -----------  --------------  ------------
Net Increase (Decrease) in Net
 Assets Resulting from Operations        820,610     437,304,162    14,953,902
 Change From Unit Transactions:
 Accumulation Units:
 . Contract purchases                 66,014,956     238,711,087    78,349,055
 ----------------------------------
 . Terminated contracts and
   transfers to annuity reserves     (47,275,290)   (627,305,056)  (12,270,273)
 ----------------------------------  -----------  --------------  ------------
                                      18,739,666    (388,593,969)   66,078,782
 Annuity Reserves:
 . Transfer from accumulation units
   and between accounts                    6,484       3,860,451       274,690
 ----------------------------------
 . Annuity payments                       (1,165)     (1,301,839)      (47,154)
 ----------------------------------
 . Receipt (reimbursement) of
   mortality guarantee adjustment         (1,812)          9,854        19,785
 ----------------------------------  -----------  --------------  ------------
                                           3,507       2,568,466       247,321
Net Increase (Decrease) in net
 assets resulting from unit
 transactions                         18,743,173    (386,025,503)   66,326,103
-----------------------------------  -----------  --------------  ------------
Total Increase (Decrease) in Net
 Assets                               19,563,783      51,278,659    81,280,005
-----------------------------------  -----------  --------------  ------------
Net Assets at December 31, 1998      $34,185,015  $2,504,045,757  $136,066,411
-----------------------------------  ===========  ==============  ============
Changes From Operations:
 . Net investment income             $ 1,195,080  $  345,257,657  $ 32,235,601
 ----------------------------------
 . Net realized gain (loss) on
   investments                             7,876     136,759,947       300,753
 ----------------------------------
 . Net change in unrealized
   appreciation or depreciation on
   investments                            47,577   1,197,092,804   105,733,268
-----------------------------------  -----------  --------------  ------------
Net Increase (Decrease) in Net
 Assets Resulting from Operations      1,250,533   1,679,110,408   138,269,622
Change From Unit Transactions:
 Accumulation Units:
 . Contract purchases                 76,596,463     233,170,102   114,066,150
 ----------------------------------
 . Terminated contracts and
   transfers to annuity reserves     (64,527,757)   (600,613,674)  (19,828,191)
 ----------------------------------  -----------  --------------  ------------
                                      12,068,706    (367,443,572)   94,237,959
 Annuity Reserves:
 . Transfer from accumulation units
   and between accounts                  263,628       4,544,323       548,952
 ----------------------------------
 . Annuity payments                      (18,435)     (2,529,837)     (134,337)
 ----------------------------------
 . Receipt (reimbursement) of
   mortality guarantee adjustment             --          23,832        (2,400)
 ----------------------------------  -----------  --------------  ------------
                                         245,193       2,038,318       412,215
Net Increase (Decrease) in net
 assets resulting from unit
 transactions                         12,313,899    (365,405,254)   94,650,174
-----------------------------------  -----------  --------------  ------------
Total Increase (Decrease) in Net
 Assets                               13,564,432   1,313,705,154   232,919,796
-----------------------------------  -----------  --------------  ------------
Net Assets at December 31, 1999      $47,749,447  $3,817,750,911  $368,986,207
-----------------------------------  ===========  ==============  ============


See accompanying notes.

                                                                      Global
                                         Global        Global         Small                       New
              Bond         Global        Growth        Small          Capitalization New          World
Bond          Class II     Growth        Class II      Capitalization Class II       World        Class II
Subaccount    Subaccount   Subaccount    Subaccount    Subaccount     Subaccount     Subaccount   Subaccount
------------------------------------------------------------------------------------------------------------------
$132,273,025  $14,125,185  $ 78,828,107  $ 53,308,673   $         --   $         --  $        --  $        --
   8,759,946    1,909,940     3,998,971     3,855,611        649,435        259,719           --           --
     329,427      (21,838)      585,376         8,138       (475,613)        (7,563)          --           --
  (4,706,995)  (1,194,598)   19,497,337    18,070,094      3,093,466      2,122,784           --           --
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
   4,382,378      693,504    24,081,684    21,933,843      3,267,288      2,374,940           --           --

  95,771,458   38,310,391    70,605,753    68,726,468     58,682,748     19,797,259           --           --

 (55,017,820)  (5,362,264)  (41,136,434)   (9,505,490)   (10,773,580)      (892,917)          --           --
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
  40,753,638   32,948,127    29,469,319    59,220,978     47,909,168     18,904,342           --           --

     651,791       65,465       267,744       107,634        252,165         46,305           --           --
    (267,133)     (21,305)      (55,215)      (31,478)       (11,776)          (639)          --           --
        (176)       2,007          (969)       17,065             --          2,136           --           --
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
     384,482       46,167       211,560        93,221        240,389         47,802           --           --
  41,138,120   32,994,294    29,680,879    59,314,199     48,149,557     18,952,144           --           --
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
  45,520,498   33,687,798    53,762,563    81,248,042     51,416,845     21,327,084           --           --
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
$177,793,523  $47,812,983  $132,590,670  $134,556,715   $ 51,416,845   $ 21,327,084  $        --  $        --
============  ===========  ============  ============   ============   ============  ===========  ===========

$  9,620,676  $ 3,572,730  $ 11,847,958  $ 14,534,819   $ 13,245,348   $  8,095,675  $    34,641  $    17,791
    (907,102)    (165,313)    1,908,891       237,892      2,901,161        146,994        1,486        2,754
  (6,398,389)  (2,564,024)   98,681,854   116,946,207     44,645,168     25,882,604    4,421,837    4,373,894
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
   2,315,185      843,393   112,438,703   131,718,918     60,791,677     34,125,273    4,457,964    4,394,439

  50,106,319   40,847,679   106,957,975   128,756,329     95,581,462     51,794,935   29,928,449   28,985,339
 (69,209,717) (11,273,934)  (56,115,684)  (17,408,970)   (46,466,522)    (6,526,057)  (3,047,501)  (1,290,379)
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
 (19,103,398)  29,573,745    50,842,291   111,347,359     49,114,940     45,268,878   26,880,948   27,694,960

     370,737      257,336       798,409       557,713        164,132        387,634       46,955      115,541
    (363,229)     (45,949)     (104,946)      (75,049)       (70,298)       (16,035)      (1,603)      (6,414)
       1,049       (4,232)         (196)        4,751           (531)         1,662          (20)       5,267
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
       8,557      207,155       693,267       487,415         93,303        373,261       45,332      114,394
 (19,094,841)  29,780,900    51,535,558   111,834,774     49,208,243     45,642,139   26,926,280   27,809,354
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
 (16,779,656)  30,624,293   163,974,261   243,553,692    109,999,920     79,767,412   31,384,244   32,203,793
------------  -----------  ------------  ------------   ------------   ------------  -----------  -----------
$161,013,867  $78,437,276  $296,564,931  $378,110,407   $161,416,765   $101,094,496  $31,384,244  $32,203,793
============  ===========  ============  ============   ============   ============  ===========  ===========

Lincoln National Variable Annuity Account H

Notes to Financial Statements

1. Accounting Policies and Variable Account Information
The Variable Account: Lincoln National Variable Annuity Account H (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Variable Account consists of three products, each offering a guaranteed minimum death benefit (GMDB) rider option. The available contracts are as follows:

 . Legacy II
 . Legacy III
 . Shareholder's Advantage

Legacy III and Shareholder Advantage contracts became available to clients of the Company on April 30, 1997 and September 23, 1999, respectively.

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The Variable Account invests in the American Variable Insurance Series (AVIS) which consists of the following funds:

Growth-Income Fund
Growth-Income Class II Fund
Growth Fund
Growth Class II Fund
Asset Allocation Fund
Asset Allocation Class II Fund
High-Yield Bond Fund
High-Yield Bond Class II Fund
U.S. Government/AAA-Rated Securities Fund
U.S. Government/AAA-Rated Securities Class II Fund
Cash Management Fund
Cash Management Class II Fund
International Fund
International Class II Fund
Bond Fund
Bond Class II Fund
Global Growth Fund
Global Growth Class II Fund
Global Small Capitalization Fund
Global Small Capitalization Class II Fund
New World Fund
New World Class II Fund

AVIS is registered as an open-ended management investment company. Investment in the funds are stated at the closing net asset value per share on December 31, 1999, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

2. Mortality and Expense Guarantees & Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows for the three contract types and the corresponding rider options within the Variable Account:

 . Legacy II at a daily rate of .0036986% (1.35% on an annual basis)
 . Legacy II with GMDB rider at a daily rate of .0041096% (1.50% on an annual basis)
 . Legacy III at a daily rate of .0034247% (1.25% on an annual basis)
 . Legacy III with GMDB rider at a daily rate of .0038356% (1.40% on an annual basis)
 . Shareholder Advantage at a daily rate of .0016438% (.60% on an annual basis) . Shareholder Advantage with GMDB rider at a daily rate of .0019726% (.72% on an annual basis)

In addition, amounts retained by the Company from the proceeds of the sales of annuity contracts for

Lincoln National Variable Annuity Account H

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

contract charges and surrender charges were as follows during 1999 for the Legacy II and Legacy III products:

Growth-Income Subaccount                                  $ 6,342,982
Growth-Income Class II Subaccount                             441,667
Growth Subaccount                                           5,593,781
Growth Class II Subaccount                                    292,821
Asset Allocation Subaccount                                 1,478,596
Asset Allocation Class II Subaccount                          125,744
High-Yield Bond Subaccount                                    674,635
High-Yield Bond Class II Subaccount                            56,894
U.S. Government/AAA-Rated Securities Subaccount               516,562
U.S. Government/AAA-Rated Securities Class II Subaccount       44,317
Cash Management Subaccount                                  1,353,124
Cash Management Class II Subaccount                           140,274
International Subaccount                                    2,728,396
International Class II Subaccount                             104,337
Bond Subaccount                                               192,878
Bond Class II Subaccount                                       40,373
Global Growth Subaccount                                      177,255
Global Growth Class II Subaccount                              84,564
Global Small Capitalization Subaccount                         83,310
Global Small Capitalization Class II Subaccount                 6,998
New World Subaccount                                            6,141
New World Class II Subaccount                                     297
--------------------------------------------------------  -----------
                                                          $20,485,946
                                                          ===========

For the Shareholder's Advantage product a front-end load, or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increase. For the period ending December 31, 1999, sales charges were $289,537.

Accordingly, the Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.

Lincoln National Variable Annuity Account H

3. Net Assets
The following is a summary of net assets owned at December 31, 1999.




                                                            Growth-Income
                                             Growth-Income  Class II
                            Combined         Subaccount     Subaccount
-------------------------------------------------------------------------------
Unit Transactions:
 Accumulation units         $ 7,710,448,323  $1,430,506,713 $  991,703,174
 Annuity reserves                52,990,956      12,052,311      2,372,291
--------------------------  ---------------  -------------- --------------
                              7,763,439,279   1,442,559,024    994,075,465
Accumulated net investment
 income                       8,439,370,833   3,281,518,114    287,811,775
Accumulated net realized
 gain (loss) on
 investments                  1,550,246,333     538,461,005       (174,060)
Net unrealized
 appreciation
 (depreciation) on
 investments                  5,921,838,471     635,738,569   (149,616,314)
                            ---------------  -------------- --------------
                            $23,674,894,916  $5,898,276,712 $1,132,096,866
--------------------------  ===============  ============== ==============
                            Cash
                            Management                      International
                            Class II         International  Class II
                            Subaccount       Subaccount     Subaccount      ===
-------------------------------------------------------------------------------
Unit Transactions:
 Accumulation units         $    45,235,876  $  903,089,298 $  218,030,488
 Annuity reserves                   248,700       9,259,833        855,833
--------------------------  ---------------  -------------- --------------
                                 45,484,576     912,349,131    218,886,321
Accumulated net investment
 income                           2,402,533     874,971,913     40,215,001
Accumulated net realized
 gain (loss) on
 investments                         10,050     286,310,586        172,018
Net unrealized
 appreciation
 (depreciation) on
 investments                       (147,712)  1,744,119,281    109,712,867
                            ---------------  -------------- --------------
                            $    47,749,447  $3,817,750,911 $  368,986,207
--------------------------  ===============  ============== ==============

                                                                                                          U.S.
                                                                                            U.S.          Government/
                                                Asset                                       Government/   AAA-Rated
                 Growth          Asset          Allocation    High-Yield     High-Yield     AAA-Rated     Securities
Growth           Class II        Allocation     Class II      Bond           Bond Class II  Securities    Class II
Subaccount       Subaccount      Subaccount     Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
----------------------------------------------------------------------------------------------------------------------
$1,003,234,732   $  684,924,376  $  474,728,156 $300,993,375   $272,960,383   $ 95,954,308  $212,519,053  $46,781,757
    13,057,249        1,842,316       3,511,536      623,127      2,282,205        374,923     1,300,796      553,938
--------------   --------------  -------------- ------------   ------------   ------------  ------------  -----------
 1,016,291,981      686,766,692     478,239,692  301,616,502    275,242,588     96,329,231   213,819,849   47,335,695
 2,528,834,096      189,615,897     555,138,469   44,086,152    293,513,746     13,192,699   179,981,244    3,191,966
   643,772,273           25,761      90,561,885      (99,967)    (7,694,922)      (827,279)   (6,495,962)    (129,350)
 2,985,434,734      194,647,636     178,575,839  (19,606,605)   (48,114,523)    (9,711,171)  (22,622,195)  (2,539,577)
--------------   --------------  -------------- ------------   ------------   ------------  ------------  -----------
$7,174,333,084   $1,071,055,986  $1,302,515,885 $325,996,082   $512,946,889   $ 98,983,480  $364,682,936  $47,858,734
==============   ==============  ============== ============   ============   ============  ============  ===========
                                                Global                       Global Small
                                                Growth        Global Small   Capitalization               New World
Bond             Bond Class II   Global Growth  Class II      Capitalization Class II       New World     Class II
Subaccount       Subaccount      Subaccount     Subaccount    Subaccount     Subaccount     Subaccount    Subaccount
---------------------------------------------------------------------------------------------------------------------
$  140,647,385   $   76,252,477  $  158,417,783 $223,961,680   $ 97,024,108   $ 64,173,220  $ 26,880,948  $27,694,960
     1,021,736          382,840       1,029,593      748,659        333,692        421,063        45,332      114,394
--------------   --------------  -------------- ------------   ------------   ------------  ------------  -----------
   141,669,121       76,635,317     159,447,376  224,710,339     97,357,800     64,594,283    26,926,280   27,809,354
    26,835,629        5,904,896      15,901,198   18,434,900     13,894,783      8,355,394        34,641       17,791
      (280,396)        (187,033)      2,498,826      246,559      2,425,548        139,431         1,486        2,754
    (7,210,487)      (3,915,904)    118,717,531  134,718,609     47,738,634     28,005,388     4,421,837    4,373,894
--------------   --------------  -------------- ------------   ------------   ------------  ------------  -----------
$  161,013,867   $   78,437,276  $  296,564,931 $378,110,407   $161,416,765   $101,094,496  $ 31,384,244  $32,203,793
==============   ==============  ============== ============   ============   ============  ============  ===========
Cash
Management
Subaccount
-----------------------------------------------------------------------------------------------------
$214,734,073
     558,589
-------------
 215,292,662
  55,517,996
   1,507,120
    (881,860)
-------------
$271,435,918
=============



----------------------------------------------------------------------------------------------------



Lincoln National Variable Annuity Account H

4. Purchases and Sales of Investments
The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1999.

                                               Aggregate      Aggregate
                                               Cost of        Proceeds from
                                               Purchases      Sales
----------------------------------------------------------------------------
Growth-Income Fund                             $1,046,745,841 $  945,078,445
Growth-Income Class II Fund                       633,173,526      2,815,929
Growth Fund                                     1,017,409,917    680,855,107
Growth Class II Fund                              536,557,452        166,597
Asset Allocation Fund                             130,940,473    218,703,574
Asset Allocation Class II Fund                    161,642,881      6,199,165
High-Yield Bond Fund                               67,817,613    151,463,180
High-Yield Bond Class II Fund                      39,101,915      6,875,396
U.S. Government/AAA-Rated Securities Fund          41,970,576    115,643,643
U.S. Government/AAA-Rated Securities Class II
 Fund                                              23,698,855      7,418,878
Cash Management Fund                              242,160,107    185,138,088
Cash Management Class II Fund                      43,651,032     30,141,535
International Fund                                393,431,739    413,530,827
International Class II Fund                       128,909,721      2,015,298
Bond Fund                                          31,119,807     40,594,582
Bond Class II Fund                                 37,665,708      4,310,946
Global Growth Fund                                 70,793,360      7,403,809
Global Growth Class II Fund                       127,607,341      1,228,727
Global Small Capitalization Fund                   75,917,880     13,460,217
Global Small Capitalization Class II Fund          54,422,224        681,456
New World Fund                                     27,339,438        377,356
New World Class II Fund                            28,079,133        250,788
---------------------------------------------  -------------- --------------
                                               $4,960,156,539 $2,834,353,543
                                               ============== ==============

5. Investments
The following is a summary of investments owned at December 31, 1999.

                                         Net
                             Shares      Asset  Value of        Cost of
                             Outstanding Value  Shares          Shares
-------------------------------------------------------------------------------
Growth-Income Fund           178,310,022 $33.08 $ 5,898,495,515 $ 5,262,756,946
Growth-Income Class II Fund   34,234,628  33.07   1,132,139,150   1,281,755,464
Growth Fund                  101,594,420  70.62   7,174,597,906   4,189,163,172
Growth Class II Fund          15,177,779  70.57   1,071,095,846     876,448,210
Asset Allocation Fund         86,434,251  15.07   1,302,564,162   1,123,988,323
Asset Allocation Class II
 Fund                         21,647,292  15.06     326,008,212     345,614,817
High-Yield Bond Fund          40,232,624  12.75     512,965,962     561,080,485
High-Yield Bond Class II
 Fund                          7,763,699  12.75      98,987,168     108,698,339
U.S. Government/AAA-Rated
 Securities Fund              34,535,659  10.56     364,696,561     387,318,756
U.S. Government/AAA-Rated
 Securities Class II Fund      4,532,247  10.56      47,860,527      50,400,104
Cash Management Fund          24,565,253  11.05     271,446,046     272,327,906
Cash Management Class II
 Fund                          4,321,381  11.05      47,751,238      47,898,950
International Fund           142,778,314  26.74   3,817,892,127   2,073,772,846
International Class II Fund   13,804,712  26.73     368,999,954     259,287,087
Bond Fund                     16,531,814   9.74     161,019,866     168,230,353
Bond Class II Fund             8,053,408   9.74      78,440,200      82,356,104
Global Growth Fund            13,845,745  21.42     296,575,865     177,858,334
Global Growth Class II Fund   17,661,114  21.41     378,124,464     243,405,855
Global Small Capitalization
 Fund                          9,293,190  17.37     161,422,718     113,684,084
Global Small Capitalization
 Class II Fund                 5,823,631  17.36     101,098,240      73,092,852
New World Fund                 2,666,559  11.77      31,385,405      26,963,568
New World Class II Fund        2,736,194  11.77      32,204,993      27,831,099
---------------------------                     --------------- ---------------
                                                $23,675,772,125 $17,753,933,654
                                                =============== ===============

6. New Investment Funds
Effective April 30, 1998, the AVIS Global Small Capitalization Fund and the AVIS Global Small Capitalization Class II Fund became available as investment options for Variable Account contract owners. Effective June 17, 1999, the AVIS New World Fund and the AVIS New World Fund Class II Fund became available as investment options for Variable Account contract owners.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors of The Lincoln National Life Insurance Company and
Contract Owners of Lincoln National Variable Annuity Account H

We have audited the accompanying statement of assets and liability of Lincoln National Variable Annuity Account H ("Variable Account") (comprised of the AVIS Growth-Income, AVIS Growth-Income Class II, AVIS Growth, AVIS Growth Class II, AVIS Asset Allocation, AVIS Asset Allocation Class II, AVIS High-Yield Bond, AVIS High-Yield Bond Class II, AVIS U.S. Government/AAA-Rated Securities, AVIS U.S. Government/AAA-Rated Securities Class II, AVIS Cash Management, AVIS Cash Management Class II, AVIS International, AVIS International Class II, AVIS Bond, AVIS Bond Class II, AVIS Global Growth, AVIS Global Growth Class II, AVIS Global Small Capitalization, AVIS Global Small Capitalization Class II, AVIS New World Opportunities and AVIS New World Opportunities Class II Subaccounts), as of December 31, 1999, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln National Variable Annuity Account H at December 31, 1999, and the results of their operations and changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.

Fort Wayne, Indiana
March 10, 2000

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

BALANCE SHEETS -- STATUTORY BASIS

                                                              DECEMBER 31
                                                              1999        1998
                                                              ---------   ---------
                                                              (IN MILLIONS)
                                                              ---------------------
ADMITTED ASSETS
CASH AND INVESTMENTS:
Bonds                                                         $22,985.0   $23,830.9
------------------------------------------------------------
Preferred stocks                                                  253.8       236.0
------------------------------------------------------------
Unaffiliated common stocks                                        166.9       259.3
------------------------------------------------------------
Affiliated common stocks                                          604.7       322.1
------------------------------------------------------------
Mortgage loans on real estate                                   4,211.5     3,932.9
------------------------------------------------------------
Real estate                                                       254.0       473.8
------------------------------------------------------------
Policy loans                                                    1,652.9     1,606.0
------------------------------------------------------------
Other investments                                                 426.6       434.4
------------------------------------------------------------
Cash and short-term investments                                 1,409.2     1,725.4
------------------------------------------------------------  ---------   ---------
Total cash and investments                                     31,964.6    32,820.8
------------------------------------------------------------
Premiums and fees in course of collection                         115.8        33.3
------------------------------------------------------------
Accrued investment income                                         435.3       432.8
------------------------------------------------------------
Reinsurance recoverable                                           199.0       171.6
------------------------------------------------------------
Funds withheld by ceding companies                                 73.5        53.7
------------------------------------------------------------
Federal income taxes recoverable from parent company               61.6        64.7
------------------------------------------------------------
Goodwill                                                           43.1        49.5
------------------------------------------------------------
Other admitted assets                                              66.7        89.3
------------------------------------------------------------
Separate account assets                                        46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total admitted assets                                         $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Future policy benefits and claims                             $12,184.0   $12,310.6
------------------------------------------------------------
Other policyholder funds                                       16,589.5    16,647.5
------------------------------------------------------------
Amounts withheld or retained by Company as agent or trustee       364.0       897.6
------------------------------------------------------------
Funds held under reinsurance treaties                             796.9       795.8
------------------------------------------------------------
Asset valuation reserve                                           490.9       484.5
------------------------------------------------------------
Interest maintenance reserve                                       72.3       159.7
------------------------------------------------------------
Other liabilities                                                 627.0       504.5
------------------------------------------------------------
Short-term loan payable to parent company                         205.0       140.0
------------------------------------------------------------
Net transfers due from separate accounts                         (896.5)     (789.0)
------------------------------------------------------------
Separate account liabilities                                   46,105.1    36,907.0
------------------------------------------------------------  ---------   ---------
Total liabilities                                              76,538.2    68,058.2
------------------------------------------------------------

CAPITAL AND SURPLUS:
Common stock, $2.50 par value:
  Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                          25.0        25.0
------------------------------------------------------------
Surplus notes due to Lincoln National Corporation               1,250.0     1,250.0
------------------------------------------------------------
Paid-in surplus                                                 1,942.6     1,930.1
------------------------------------------------------------
Unassigned surplus -- deficit                                    (691.1)     (640.6)
------------------------------------------------------------  ---------   ---------
Total capital and surplus                                       2,526.5     2,564.5
------------------------------------------------------------  ---------   ---------
Total liabilities and capital and surplus                     $79,064.7   $70,622.7
------------------------------------------------------------  =========   =========

See accompanying notes.                                                      S-1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998        1997
                                                              ---------   ---------   --------
                                                              (IN MILLIONS)
                                                              --------------------------------
PREMIUMS AND OTHER REVENUES:
Premiums and deposits                                         $ 7,273.6   $12,737.6   $5,589.0
------------------------------------------------------------
Net investment income                                           2,203.2     2,107.2    1,847.1
------------------------------------------------------------
Amortization of interest maintenance reserve                       29.1        26.4       41.5
------------------------------------------------------------
Commissions and expense allowances on reinsurance ceded           472.3       179.9       99.7
------------------------------------------------------------
Expense charges on deposit funds                                  146.5       134.6      119.3
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      473.9       396.3      325.5
------------------------------------------------------------
Other income                                                       88.8        31.3       21.3
------------------------------------------------------------  ---------   ---------   --------
Total revenues                                                 10,687.4    15,613.3    8,043.4
------------------------------------------------------------

BENEFITS AND EXPENSES:
Benefits and settlement expenses                                8,504.9    13,964.1    4,522.1
------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses         1,618.3     2,919.4    3,053.9
------------------------------------------------------------  ---------   ---------   --------
Total benefits and expenses                                    10,123.2    16,883.5    7,576.0
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before dividends to
policyholders, income taxes and net realized gain on
investments                                                       564.2    (1,270.2)     467.4
------------------------------------------------------------
Dividends to policyholders                                         80.3        67.9       27.5
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before federal income taxes and
net realized gain on investments                                  483.9    (1,338.1)     439.9
------------------------------------------------------------
Federal income taxes (credit)                                      85.4      (141.0)      78.3
------------------------------------------------------------  ---------   ---------   --------
Gain (loss) from operations before net realized gain on
investments                                                       398.5    (1,197.1)     361.6
------------------------------------------------------------
Net realized gain on investments, net of income tax expense
and excluding net transfers to the interest maintenance
reserve                                                           114.4        46.8       31.3
------------------------------------------------------------  ---------   ---------   --------
Net income (loss)                                             $   512.9   $(1,150.3)  $  392.9
------------------------------------------------------------  =========   =========   ========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999       1998       1997
                                                              --------   --------   --------
                                                              (IN MILLIONS)
                                                              ------------------------------
Capital and surplus at beginning of year                      $2,564.5   $2,968.4   $1,868.0
------------------------------------------------------------

CAPITAL AND SURPLUS INCREASE (DECREASE):
Net income (loss)                                                512.9   (1,150.3)     392.9
------------------------------------------------------------
Difference in cost and admitted investment amounts              (101.9)    (304.8)     (36.2)
------------------------------------------------------------
Nonadmitted assets                                               (22.9)     (17.1)      (0.4)
------------------------------------------------------------
Regulatory liability for reinsurance                              26.0      (35.2)      (3.9)
------------------------------------------------------------
Gain on reinsurance of disability income business                 71.8         --         --
------------------------------------------------------------
Life policy reserve valuation basis                                 --       (0.4)      (0.9)
------------------------------------------------------------
Asset valuation reserve                                           (6.4)     (34.5)     (36.9)
------------------------------------------------------------
Proceeds from surplus notes from shareholder                        --    1,250.0         --
------------------------------------------------------------
Paid-in surplus, including contribution of common stock of
affiliated company in 1997                                        12.5      108.4      938.4
------------------------------------------------------------
Separate account receivable due to change in valuation              --         --       (2.6)
------------------------------------------------------------
Dividends to shareholder                                        (530.0)    (220.0)    (150.0)
------------------------------------------------------------  --------   --------   --------
Capital and surplus at end of year                            $2,526.5   $2,564.5   $2,968.4
------------------------------------------------------------  ========   ========   ========

See accompanying notes.                                                      S-3

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS -- STATUTORY BASIS

                                                              YEAR ENDED DECEMBER 31
                                                              1999        1998         1997
                                                              ---------   ----------   ---------
                                                              (IN MILLIONS)
                                                              ----------------------------------
OPERATING ACTIVITIES
Premiums, policy proceeds and other considerations received   $ 7,671.1   $ 13,495.2   $ 6,364.3
------------------------------------------------------------
Allowances and reserve adjustments paid on reinsurance ceded      (19.9)      (632.4)     (649.2)
------------------------------------------------------------
Investment income received                                      2,168.6      2,003.9     1,798.8
------------------------------------------------------------
Separate account investment management and administration
service fees                                                      470.6        396.3       325.5
------------------------------------------------------------
Benefits paid                                                  (8,699.4)    (7,395.8)   (5,345.2)
------------------------------------------------------------
Insurance expenses paid                                        (1,734.5)    (2,909.7)   (3,193.0)
------------------------------------------------------------
Proceeds related to sale of disability income business             71.8           --          --
------------------------------------------------------------
Federal income taxes recovered (paid)                             (81.2)        84.2       (87.0)
------------------------------------------------------------
Dividends to policyholders                                        (82.8)       (12.9)      (28.4)
------------------------------------------------------------
Other income received and expenses paid, net                      252.1        207.0        (8.7)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) operating activities                16.4      5,235.8      (822.9)
------------------------------------------------------------

INVESTING ACTIVITIES
Sale, maturity or repayment of investments                      6,557.7     10,926.5    12,142.6
------------------------------------------------------------
Purchase of investments                                        (5,940.8)   (16,950.0)  (10,345.0)
------------------------------------------------------------
Other sources (uses) including reinsured policy loans            (497.0)      (778.3)      529.1
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) investing activities               119.9     (6,801.8)    2,326.7
------------------------------------------------------------

FINANCING ACTIVITIES
Surplus paid-in                                                    12.5        108.4          --
------------------------------------------------------------
Proceeds from surplus notes from shareholder                         --      1,250.0          --
------------------------------------------------------------
Proceeds from borrowings from shareholder                         205.0        140.0       120.0
------------------------------------------------------------
Repayment of borrowings from shareholder                         (140.0)      (120.0)     (100.0)
------------------------------------------------------------
Dividends paid to shareholder                                    (530.0)      (220.0)     (150.0)
------------------------------------------------------------  ---------   ----------   ---------
Net cash provided by (used in) financing activities              (452.5)     1,158.4      (130.0)
------------------------------------------------------------  ---------   ----------   ---------
Net increase (decrease) in cash and short-term investments       (316.2)      (407.6)    1,373.8
------------------------------------------------------------
Cash and short-term investments at beginning of year            1,725.4      2,133.0       759.2
------------------------------------------------------------  ---------   ----------   ---------
Cash and short-term investments at end of year                $ 1,409.2   $  1,725.4   $ 2,133.0
------------------------------------------------------------  =========   ==========   =========

See accompanying notes.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

    ORGANIZATION AND OPERATIONS
    The Lincoln National Life Insurance Company (the "Company") is a wholly owned subsidiary of Lincoln National Corporation ("LNC") and is domiciled in Indiana. As of December 31, 1999, the Company owned 100% of the outstanding common stock of four insurance company subsidiaries and four non-insurance subsidiaries. The Company also owned 85% of the common stock of an Internet distributor of variable annuities.

    The Company's principal businesses consist of underwriting annuities, deposit-type contracts and life and health insurance through multiple distribution channels and the reinsurance of individual and group life and health business. The Company is licensed and sells its products in 49 states, Canada and several U.S. territories.

    USE OF ESTIMATES
    The nature of the insurance and investment management businesses requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Actual results could differ from those estimates.

    BASIS OF PRESENTATION
    The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance ("Insurance Department"), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

    INVESTMENTS
    Bonds and preferred stocks are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds and preferred stocks are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

    Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is classified as a real estate investment rather than reported as an operating asset, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to a separate surplus account.

    Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. The asset valuation reserve ("AVR") is determined by a NAIC prescribed formula and is reported as a liability rather than unassigned surplus. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period in which the asset giving rise to the gain or loss is sold and writedowns are provided when there has been a decline in value deemed other than temporary, in which case, the provision for such declines are charged to income.

    SUBSIDIARIES
    The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required by GAAP. Under statutory accounting principles, the Company's insurance subsidiaries are carried at their statutory-basis net equity and the non-insurance subsidiaries are carried at their GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. Both insurance subsidiaries and non-insurance subsidiaries are presented in the balance sheet as investments in affiliated common stocks.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    POLICY ACQUISITION COSTS
    The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

    NONADMITTED ASSETS
    Certain assets designated as "nonadmitted," principally furniture and equipment and certain receivables, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

    PREMIUMS
    Revenues for universal life policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue.

    Premiums and deposits with respect to annuity and other investment-type contracts are reported as premium revenues; whereas, under GAAP, such premiums and deposits are treated as liabilities and policy charges represent revenues.

    BENEFIT RESERVES
    Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

    Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies, annuity and other investment-type contracts are reported as benefits and settlement expenses in the accompanying statements of income; whereas, under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

    REINSURANCE
    Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, all assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

    A liability for reinsurance balances has been provided for unsecured policy and contract liabilities and unearned premiums ceded to reinsurers not authorized by the Insurance Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

    Commissions on business ceded are reported as income when received rather than deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired less liabilities assumed is recorded as goodwill. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

    Certain reinsurance contracts meeting risk transfer requirements under statutory-basis accounting practices have been accounted for using traditional reinsurance accounting; whereas, such contracts are accounted for using deposit accounting under GAAP.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    INCOME TAXES
    Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

    POLICYHOLDER DIVIDENDS
    Policyholder dividends are recognized when declared rather than over the term of the related policies.

    SURPLUS NOTES DUE TO LNC
    Surplus notes due to LNC are reported as surplus rather than as liabilities. On a statutory-basis, interest on surplus notes is not accrued until approval is received from the Indiana Insurance Commissioner; whereas, under GAAP, interest would be accrued periodically based on the outstanding principal and the interest rate.

    STATEMENTS OF CASH FLOWS
    Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

    A reconciliation of the Company's net income (loss) and capital and surplus determined on a statutory-basis with amounts determined in accordance with GAAP is as follows:

                                              CAPITAL AND SURPLUS             NET INCOME (LOSS)
                                              ----------------------------------------------------------------------
                                              DECEMBER 31                     YEAR ENDED DECEMBER 31
                                              1999            1998            1999            1998            1997
                                              ----------------------------------------------------------------------
                                              (IN MILLIONS)
                                              ----------------------------------------------------------------------
   Amounts reported on a statutory-basis      $ 2,526.5       $ 2,564.5       $   512.9       $(1,150.3)      $392.9
   -----------------------------------------
   GAAP adjustments:
     Deferred policy acquisition costs,
       present value of future profits and
       non-admitted goodwill                    3,628.2         3,085.2           135.0            48.5        (98.9)
      --------------------------------------
     Policy and contract reserves              (1,943.1)       (2,299.9)          (97.9)        1,743.4        (48.6)
      --------------------------------------
     Interest maintenance reserve                  72.3           159.7           (86.6)           24.4         58.7
      --------------------------------------
     Deferred income taxes                        244.5           181.6          (117.4)         (218.6)        70.3
      --------------------------------------
     Policyholders' share of earnings and
       surplus on participating business         (122.7)         (132.8)           (1.8)            3.2          5.3
      --------------------------------------
     Asset valuation reserve                      490.9           484.5              --              --           --
      --------------------------------------
     Net realized gain (loss) on investments     (186.4)         (174.1)          (32.4)         (116.7)       (20.4)
      --------------------------------------
     Unrealized gain (loss) on investments       (555.2)        1,335.1              --              --           --
      --------------------------------------
     Nonadmitted assets, including
       nonadmitted investments                    139.6           119.1              --              --           --
      --------------------------------------
     Investments in subsidiary companies          460.9           490.4            39.1            41.3        (80.5)
      --------------------------------------
     Surplus notes and related interest        (1,250.0)       (1,251.5)            1.5            (1.5)          --
      --------------------------------------
     Other, net                                   (61.0)         (120.1)          129.8           103.6        (35.0)
      --------------------------------------  ---------       ---------       ---------       ---------       ------
   Net increase (decrease)                        918.0         1,877.2           (30.7)        1,627.6       (149.1)
   -----------------------------------------  ---------       ---------       ---------       ---------       ------
   Amounts on a GAAP basis                    $ 3,444.5       $ 4,441.7       $   482.2       $   477.3       $243.8
   -----------------------------------------  =========       =========       =========       =========       ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    Other significant accounting practices are as follows:

    INVESTMENTS
    Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the interest method.

    Mortgage-backed bonds are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities.

    Short-term investments include investments with maturities of less than one year at the date of acquisition. The carrying amounts for these investments approximate their fair values.

    Preferred stocks are reported at cost or amortized cost.

    Unaffiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized gains (losses) are reported in unassigned surplus without adjustment for federal income taxes.

    Policy loans are reported at unpaid balances.

    The Company uses various derivative instruments as part of its overall liability-asset management program for certain investments and life insurance and annuity products. The Company values all derivative instruments on a basis consistent with that of the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items or deferred in IMR, where applicable, and are amortized over the remaining lives of the hedged items as adjustments to investment income. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The premiums paid for interest rate caps and swaptions are deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative.

    Hedge accounting is applied as indicated above after the Company determines that the items to be hedged expose the Company to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. government obligations and foreign exchange risk. Moreover, the derivatives used are designated as a hedge and reduce the indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met or if the hedged items are sold, terminated or matured, the change in value of the derivatives is included in net income.

    Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. Real estate is reported at depreciated cost.

    Realized investment gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds, mortgage loans and common and preferred stocks are credited or charged directly in unassigned surplus.

    LOANED SECURITIES
    Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, the Company will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in the Company's balance sheet in accordance with accounting guidance for secured borrowings and collateral. The Company's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. The Company values collateral daily and obtains additional collateral when deemed appropriate.

    GOODWILL
    Goodwill, which represents the excess, subject to certain limitations, of the ceding commission over statutory-basis net assets of business purchased

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    under an assumption reinsurance agreement, is amortized on a straight-line basis over ten years.

    PREMIUMS
    Life insurance and annuity premiums are recognized as revenue when due. Accident and health premiums are earned pro rata over the contract term of the policies.

    BENEFITS
    Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Insurance Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death, except for policies issued prior to March 1977. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenerios indicate the need for such reserves. If net premiums exceed the gross premiums on any insurance in-force, additional reserves are established. Benefit reserves for policies underwritten on a substandard basis are determined using the multiple table reserve method.

    The tabular interest, tabular less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies were determined using the actual interest credited to the funds plus the change in accrued interest.

    Liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

    CLAIMS AND CLAIM ADJUSTMENT EXPENSES
    Unpaid claims and claim adjustment expenses on accident and health policies represent the estimated ultimate net cost of all reported and unreported claims incurred during the year. The Company does not discount claims and claim adjustment expense reserves. The reserves for unpaid claims and claim adjustment expenses are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims and claim adjustment expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

    REINSURANCE CEDED AND ASSUMED
    Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Certain business is transacted on a funds withheld basis and investment income on investments managed by the Company are reported in net investment income.

    PENSION BENEFITS
    Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

    INCOME TAXES
    The Company and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

    STOCK OPTIONS
    The Company recognizes compensation expense for its stock option incentive plans using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

1.  SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES (CONTINUED)
    LNC's common stock at the grant date, or other measurement date, over the amount an employee or agent must pay to acquire the stock.

    ASSETS HELD IN SEPARATE ACCOUNTS AND LIABILITIES RELATED TO SEPARATE
    ACCOUNTS
    Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for variable life and variable annuity contracts and for which the contractholder, rather than the Company, bears the investment risk. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits are included in income from separate account investment management and administration service fees. Mortality charges on variable universal life contracts are included in income from expense charges on deposit funds. Fees charged relative to variable annuity and variable universal life administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from separate account investment management and administration service fees.

2.  PERMITTED STATUTORY ACCOUNTING PRACTICES
    The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Insurance Department. "Prescribed" statutory accounting practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state and may change in the future.

    In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory-basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the state of Indiana must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that Indiana will adopt Codification, however, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS
    The major categories of net investment income are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 --------------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------------
   Income:
     Bonds                                                       $1,840.6       $1,714.3       $1,524.4
   ------------------------------------------------------------
     Preferred stocks                                                20.3           19.7           23.5
   ------------------------------------------------------------
     Unaffiliated common stocks                                       6.3           10.6            8.3
   ------------------------------------------------------------
     Affiliated common stocks                                         7.8            5.2           15.0
   ------------------------------------------------------------
     Mortgage loans on real estate                                  321.0          323.6          257.2
   ------------------------------------------------------------
     Real estate                                                     57.8           81.4           92.2
   ------------------------------------------------------------
     Policy loans                                                   101.7           86.5           37.5
   ------------------------------------------------------------
     Other investments                                               50.6           26.5           28.2
   ------------------------------------------------------------
     Cash and short-term investments                                 95.9          104.7           70.3
   ------------------------------------------------------------  --------       --------       --------
   Total investment income                                        2,502.0        2,372.5        2,056.6
   ------------------------------------------------------------
   Expenses:
     Depreciation                                                    14.4           19.3           21.0
   ------------------------------------------------------------
     Other                                                          284.4          246.0          188.5
   ------------------------------------------------------------  --------       --------       --------
   Total investment expenses                                        298.8          265.3          209.5
   ------------------------------------------------------------  --------       --------       --------
   Net investment income                                         $2,203.2       $2,107.2       $1,847.1
   ------------------------------------------------------------  ========       ========       ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds are summarized as follows:

                                                        COST OR         GROSS            GROSS
                                                        AMORTIZED       UNREALIZED       UNREALIZED       FAIR
                                                        COST            GAINS            LOSSES           VALUE
                                                        -----------------------------------------------------------
                                                        (IN MILLIONS)
                                                        -----------------------------------------------------------
   At December 31, 1999:
     Corporate                                          $17,758.4        $  229.6          $763.0         $17,225.0
      ------------------------------------------------
     U.S. government                                        316.8            29.6            21.5             324.9
      ------------------------------------------------
     Foreign government                                     984.5            49.8            39.9             994.4
      ------------------------------------------------
     Mortgage-backed                                      3,913.7            46.2           139.0           3,820.9
      ------------------------------------------------
     State and municipal                                     11.6              --              .5              11.1
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $22,985.0        $  355.2          $963.9         $22,376.3
                                                        =========        ========          ======         =========

   At December 31, 1998:
     Corporate                                          $17,658.4        $1,159.8          $148.2         $18,670.0
      ------------------------------------------------
     U.S. government                                        900.7            88.8             3.4             986.1
      ------------------------------------------------
     Foreign government                                     947.8            59.9            61.2             946.5
      ------------------------------------------------
     Mortgage-backed                                      4,312.1           171.6            33.4           4,450.3
      ------------------------------------------------
     State and municipal                                     11.9              .7              --              12.6
      ------------------------------------------------  ---------        --------          ------         ---------
                                                        $23,830.9        $1,480.8          $246.2         $25,065.5
                                                        =========        ========          ======         =========

    The carrying amounts of bonds in the balance sheets at December 31, 1999 and 1998 reflect adjustments of $38,900,000 and $11,800,000, respectively, to decrease amortized cost as a result of the Securities Valuation Office of the NAIC ("SVO") designating certain investments as in or near default.

    A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 1999, by contractual maturity, is as follows:

                                                                 COST OR
                                                                 AMORTIZED       FAIR
                                                                 COST            VALUE
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Maturity:
     In 2000                                                     $   598.0       $   599.2
   ------------------------------------------------------------
     In 2001-2004                                                  4,359.8         4,313.4
   ------------------------------------------------------------
     In 2005-2009                                                  6,636.0         6,392.9
   ------------------------------------------------------------
     After 2009                                                    7,477.5         7,249.9
   ------------------------------------------------------------
     Mortgage-backed securities                                    3,913.7         3,820.9
   ------------------------------------------------------------  ---------       ---------
   Total                                                         $22,985.0       $22,376.3
   ------------------------------------------------------------  =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    Proceeds from sales of investments in bonds during 1999, 1998 and 1997 were $5,351,400,000, $9,395,000,000 and
    $9,715,000,000, respectively. Gross gains during 1999, 1998 and 1997 of $95,400,000, $186,300,000 and $218,100,000,
    respectively, and gross losses of $195,500,000, $138,000,000 and $78,000,000, respectively, were realized on those sales.

    At December 31, 1999 and 1998, investments in bonds, with an admitted asset value of $116,500,000 and $97,800,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

    Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in unassigned surplus and are not reported in the statutory-basis Statements of Operations. The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in unaffiliated common stocks and preferred stocks are as follows:

                                             COST OR    GROSS       GROSS
                                             AMORTIZED  UNREALIZED  UNREALIZED  FAIR
                                             COST       GAINS       LOSSES      VALUE
                                             -----------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------
   At December 31, 1999:
     Preferred stocks                         $253.8      $ 1.3       $31.5     $223.6
   ----------------------------------------
     Unaffiliated common stocks                150.4       34.2        17.7      166.9
   ----------------------------------------
   At December 31, 1998:
     Preferred stocks                         $236.0      $ 8.9       $ 2.4     $242.5
   ----------------------------------------
     Unaffiliated common stocks                223.3       62.0        26.0      259.3
   ----------------------------------------

    The carrying amount of preferred stocks in the balance sheets at December 31, 1999 and 1998 reflects adjustments of $4,100,000 and $5,800,000, respectively, to decrease amortized cost as a result of the SVO designating certain investments as low or lower quality.

    During 1999, the minimum and maximum lending rates for mortgage loans were 6.5% and 11.5%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

3.  INVESTMENTS (CONTINUED)
    Components of the Company's investments in real estate are summarized as follows:

                                                                 DECEMBER 31
                                                                 1999         1998
                                                                 -------------------
                                                                 (IN MILLIONS)
                                                                 -------------------
   Occupied by the Company:
     Land                                                        $  2.5       $  2.5
   ------------------------------------------------------------
     Buildings                                                     11.1          9.0
   ------------------------------------------------------------
     Less accumulated depreciation                                 (2.2)        (1.7)
   ------------------------------------------------------------  ------       ------
   Net real estate occupied by the Company                         11.4          9.8
   ------------------------------------------------------------
   Other:
     Land                                                          46.2         93.2
   ------------------------------------------------------------
     Buildings                                                    226.8        413.0
   ------------------------------------------------------------
     Other                                                          4.7          7.9
   ------------------------------------------------------------
     Less accumulated depreciation                                (35.1)       (50.1)
   ------------------------------------------------------------  ------       ------
   Net other real estate                                          242.6        464.0
   ------------------------------------------------------------  ------       ------
   Net real estate                                               $254.0       $473.8
   ------------------------------------------------------------  ======       ======

    Net realized capital gains are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                 1999         1998         1997
                                                                 --------------------------------
                                                                 (IN MILLIONS)
                                                                 --------------------------------
   Net realized capital gains                                    $ 20.8       $179.7       $209.3
   ------------------------------------------------------------
   Less amount transferred to IMR (net of related taxes
   (credits) of ($31.4), $27.3 and $54.0 in 1999, 1998 and
   1997, respectively)                                            (58.3)        50.8        100.2
   ------------------------------------------------------------  ------       ------       ------
                                                                   79.1        128.9        109.1
   Less federal income taxes (credits) on realized gains          (35.3)        82.1         77.8
   ------------------------------------------------------------  ------       ------       ------
   Net realized capital gains after transfer to IMR and taxes
   (credits)                                                     $114.4       $ 46.8       $ 31.3
   ------------------------------------------------------------  ======       ======       ======

4.  SUBSIDIARIES
    The Company owns 100% of the outstanding common stock of four insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn"), Lincoln National Health & Casualty Insurance Company ("LNH&C"), Lincoln National Reassurance Company ("LNRAC") and Lincoln Life & Annuity Company of New York ("LNY"). The Company also owns 100% of the outstanding common stock of four non-insurance company subsidiaries: Lincoln National Insurance Associates ("LNIA"), Sagemark Consulting, Inc. ("Sagemark"), Wakefield Tower Alpha Limited ("Wakefield"), and Lincoln Realty Capital

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)
    Corporation ("LRCC"). The Company also owns 85% of one non-insurance company subsidiary, AnnuityNet, Inc.
    (AnnuityNet). Statutory-basis financial information related to the insurance subsidiaries is summarized as follows (in millions):

                                                              DECEMBER 31, 1999
                                                              ----------------------------------
                                                              FIRST
                                                              PENN      LNH&C   LNRAC   LNY
                                                              ----------------------------------
   Cash and invested assets                                   $1,318.7  $434.6  $443.6  $1,888.6
   ---------------------------------------------------------
   Other assets                                                   40.6   55.5    492.6     403.1
   ---------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                      $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                         $1,242.2  $394.4  $261.4  $1,802.4
   ---------------------------------------------------------
   Other liabilities                                              44.3   27.9    614.4      25.6
   ---------------------------------------------------------
   Liabilities related to separate accounts                         --     --       --     328.8
   ---------------------------------------------------------
   Capital and surplus                                            72.8   67.8     60.4     134.9
   ---------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                  $1,359.3  $490.1  $936.2  $2,291.7
   ---------------------------------------------------------  ========  ======  ======  ========

                                                                YEAR ENDED DECEMBER 31, 1999
                                                                -----------------------------------------------
                                                                FIRST
                                                                PENN         LNH&C        LNRAC        LNY
                                                                -----------------------------------------------
   Revenues                                                     $332.7       $263.3       $ 88.4       $  313.3
   -----------------------------------------------------------
   Expenses                                                      329.0       346.9          75.4          291.4
   -----------------------------------------------------------
   Net realized gains (losses)                                      --          --            .2           (2.0)
   -----------------------------------------------------------  ------       ------       ------       --------
   Net income (loss)                                            $  3.7       $(83.6)      $ 13.2       $   19.9
   -----------------------------------------------------------  ======       ======       ======       ========

                                                               DECEMBER 31, 1998
                                                               ----------------------------------
                                                               FIRST
                                                               PENN      LNH&C   LNRAC   LNY
                                                               ----------------------------------
   Cash and invested assets                                    $1,221.1  $333.9  $403.6  $1,938.0
   ----------------------------------------------------------
   Other assets                                                    40.3   31.3   490.0      270.2
   ----------------------------------------------------------  --------  ------  ------  --------
   Total admitted assets                                       $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

   Insurance reserves                                          $1,149.8  $266.3  $281.8  $1,814.5
   ----------------------------------------------------------
   Other liabilities                                               42.0   24.0   553.7       45.1
   ----------------------------------------------------------
   Liabilities related to separate accounts                          --     --      --      236.9
   ----------------------------------------------------------
   Capital and surplus                                             69.6   74.9    58.1      111.7
   ----------------------------------------------------------  --------  ------  ------  --------
   Total liabilities and capital and surplus                   $1,261.4  $365.2  $893.6  $2,208.2
   ----------------------------------------------------------  ========  ======  ======  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

4.  SUBSIDIARIES (CONTINUED)

                                                                YEAR ENDED DECEMBER 31, 1998
                                                                ---------------------------------
                                                                FIRST
                                                                PENN    LNH&C    LNRAC   LNY
                                                                ---------------------------------
   Revenues                                                     $310.4  $ 165.0  $150.3  $1,402.6
   -----------------------------------------------------------
   Expenses                                                      310.6    164.4  139.5    1,656.1
   -----------------------------------------------------------
   Net realized gains (losses)                                    (0.3)     0.9   (0.1)      (0.7)
   -----------------------------------------------------------  ------  -------  ------  --------
   Net income (loss)                                            $ (0.5) $   1.5  $10.7   $ (254.2)
   -----------------------------------------------------------  ======  =======  ======  ========

    AnnuityNet was formed in 1998 for the distribution of variable annuities over the Internet and is valued on the equity method (at 85% of GAAP equity) with an admitted asset value of $2,400,000 at December 31, 1999. LNIA was purchased in 1998 for $600,000 and is valued on the equity method with an admitted asset value of $800,000 at December 31, 1999. Sagemark is a broker dealer and was acquired in connection with a reinsurance transaction completed in 1998. Sagemark is valued on the equity method with an admitted asset value of $6,400,000 at December 31, 1999. Wakefield was formed in 1999 to engage in the ownership and management of investments and is valued on the equity method with an admitted asset value of $248,300,000. Wakefield's assets as of December 31, 1999 consist entirely of investments in bonds. LRCC was formed in 1999 to engage in the management of certain real estate investments. It was capitalized with cash and three real estate investments of $12,700,000 and is valued on the equity method with an admitted asset value of $10,900,000.

    The carrying value of all affiliated common stocks, was $604,700,000 and $322,100,000 at December 31, 1999 and 1998,
    respectively. The insurance affiliates are carried at statutory-basis net equity while other affiliates are recorded at GAAP-basis net equity, adjusted for certain items which would be non-admitted under statutory accounting principles. The cost basis of investments in subsidiaries as of December 31, 1999 and 1998 was $970,700,000 and
    $631,100,000, respectively.

    During 1999, 1998 and 1997 the Company's insurance subsidiaries paid dividends of $5,200,000, $5,200,000 and $15,000,000, respectively.

5.  FEDERAL INCOME TAXES
    The effective federal income tax rate in the accompanying Statements of Operations differs from the prevailing statutory tax rate principally due to tax-exempt investment income, dividends received tax deductions and differences between statutory accounting and tax return recognition relative to policy acquisition costs, policy and contract liabilities and reinsurance ceding commissions.

    In 1999, 1998 and 1997, federal income tax expense (benefit) incurred totaled $85,400,000, ($141,000,000) and
    $78,300,000, respectively. In 1999, capital losses of $151,700,000 were incurred, and carried back to recover taxes paid in prior years.

    The Company paid $45,300,000, $2,300,000 and $164,500,000 to
    LNC in 1999, 1998 and 1997, respectively, in federal income taxes.

    Under prior income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." The Company has approximately $187,000,000 of untaxed "Policyholders' Surplus" on which no payment of federal

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

5.  FEDERAL INCOME TAXES (CONTINUED)
    income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future and no related tax liability has been recognized. If the entire balance of the account became taxable under the current federal income tax rate, the tax would be approximately $65,500,000.

6.  SUPPLEMENTAL FINANCIAL DATA
    The balance sheet caption "Reinsurance recoverable" includes amounts recoverable from other insurers for claims paid by the Company. The balance sheet caption, "Future policy benefits and claims," and the balance sheet caption "Other policyholder funds" have been reduced for insurance ceded as follows:

                                                                 DECEMBER 31
                                                                 1999           1998
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Insurance ceded                                               $5,340.0       $4,081.8
   ------------------------------------------------------------
   Amounts recoverable from other insurers                           81.2           79.9
   ------------------------------------------------------------

    Reinsurance transactions, excluding assumption reinsurance, included in the income statement caption, "Premiums and deposits," are as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999           1998           1997
                                                                 ------------------------------------
                                                                 (IN MILLIONS)
                                                                 ------------------------------------
   Insurance assumed                                             $2,606.5       $9,018.9       $727.2
   ------------------------------------------------------------
   Insurance ceded                                                1,675.1          877.1        302.9
   ------------------------------------------------------------  --------       --------       ------
   Net amount included in premiums                               $  931.4       $8,141.8       $424.3
   ------------------------------------------------------------  ========       ========       ======

    The income statement caption, "Benefits and settlement expenses," is net of reinsurance recoveries of $2,609,000,000, $2,098,800,000 and $1,240,500,000 for 1999,
    1998 and 1997, respectively.

    Details underlying the balance sheet caption "Other policyholder funds" are as follows:

                                                                 DECEMBER 31
                                                                 1999            1998
                                                                 -------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------
   Premium deposit funds                                         $16,208.3       $16,285.2
   ------------------------------------------------------------
   Undistributed earnings on participating business                  346.9           348.4
   ------------------------------------------------------------
   Other                                                              34.3            13.9
   ------------------------------------------------------------  ---------       ---------
                                                                 $16,589.5       $16,647.5
                                                                 =========       =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

6.  SUPPLEMENTAL FINANCIAL DATA (CONTINUED)
    Deferred and uncollected life insurance premiums and annuity considerations included in the balance sheet caption, "Premiums and fees in course of collection," are as follows:

                                                                 DECEMBER 31, 1999
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $10.8        $ 7.3         $ 3.5
   ------------------------------------------------------------
   Ordinary renewal                                               54.2          6.8          47.4
   ------------------------------------------------------------
   Group life                                                     13.7           .1          13.6
   ------------------------------------------------------------  -----        -----         -----
                                                                 $78.7        $14.2         $64.5
                                                                 =====        =====         =====

                                                                 DECEMBER 31, 1998
                                                                 ---------------------------------
                                                                                           NET OF
                                                                 GROSS       LOADING       LOADING
                                                                 ---------------------------------
                                                                 (IN MILLIONS)
                                                                 ---------------------------------
   Ordinary new business                                         $ 9.5        $ 3.4         $ 6.1
   ------------------------------------------------------------
   Ordinary renewal                                              (13.7)        11.3         (25.0)
   ------------------------------------------------------------
   Group life                                                     14.2           .2          14.0
   ------------------------------------------------------------  -----        -----         -----
                                                                 $10.0        $14.9         $(4.9)
                                                                 =====        =====         =====

7.  ANNUITY RESERVES
    At December 31, 1999, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 AMOUNT          PERCENT
                                                                 -----------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------
   Subject to discretionary withdrawal with adjustment:
     With market value adjustment                                $ 2,427.7           4%
   ------------------------------------------------------------
     At book value, less surrender charge                          2,237.3           3
   ------------------------------------------------------------
     At market value                                              44,076.2          68
   ------------------------------------------------------------  ---------         ---
                                                                  48,741.2          75
   Subject to discretionary withdrawal without adjustment at
   book value with minimal or no charge or adjustment             13,486.5          21
   ------------------------------------------------------------
   Not subject to discretionary withdrawal                         2,622.4           4
   ------------------------------------------------------------  ---------         ---
   Total annuity reserves and deposit fund                        64,850.1         100%
   ------------------------------------------------------------                    ===
   Less reinsurance                                                1,548.0
   ------------------------------------------------------------  ---------
   Net annuity reserves and deposit fund liabilities, including
   separate accounts                                             $63,302.1
   ------------------------------------------------------------  =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

8.  CAPITAL AND SURPLUS
    In 1998, the Company issued two surplus notes to LNC in return for cash of $1,250,000,000. The first note for $500,000,000 was issued to LNC in connection with the CIGNA Corporation ("CIGNA")indemnity reinsurance transaction on January 5, 1998. This note calls for the Company to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,315,700,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    The second note for $750,000,000 was issued on December 18, 1998 to LNC in connection with the Aetna, Inc. ("Aetna") indemnity reinsurance transaction. This note calls for the Company to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of the Company's earnings, only if the Company's surplus exceeds specified levels ($2,379,600,000 at December 31, 1999), and subject to approval by the Indiana Insurance Commissioner.

    A summary of the terms of these surplus notes follows (in millions):

                                                     PRINCIPAL                     INCEPTION       ACCRUED
                                                   OUTSTANDING AT                   TO DATE      INTEREST AT
                                     PRINCIPAL      DECEMBER 31,   CURRENT YEAR    INTEREST     DECEMBER 31,
  DATE ISSUED                      AMOUNT OF NOTE       1999       INTEREST PAID     PAID           1999
  -----------                      --------------  --------------  -------------  -----------  ---------------
  January 5, 1998                   $     500.0      $     500.0    $     32.8    $     65.1   $            --
  -------------------------------
  December 18, 1998                       750.0            750.0          46.7          46.7                --
  -------------------------------

    Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1999, the Company exceeds the RBC requirements.

    The payment of dividends by the Company is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Indiana Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations. In January 1998, the Company assumed a block of individual life insurance and annuity business from CIGNA and in October 1998, the Company assumed a block of individual life insurance business from Aetna (SEE NOTE 10). The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related ceding commission was expensed in the accompanying Statement of Operations and resulted in the reduction of unassigned surplus. As a result of these transactions, the Company's statutory-basis unassigned surplus is negative as of December 31, 1999 and it will be necessary for the Company to obtain prior approval of the Indiana Insurance Commissioner before paying any dividends to LNC until such time as statutory-basis unassigned surplus is positive. The time frame for unassigned surplus to return to a positive position is dependent upon future statutory earnings and dividends paid to LNC. Although no assurance can be given, management believes that the approvals for the payment of such dividends in amounts consistent with those paid in the past can be obtained.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

9.  EMPLOYEE BENEFIT PLANS
    LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full premium costs. This change to the plan resulted in a one-time curtailment gain of $1,400,000 in 1999. The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis financial Statements of Operations or financial position for any of the periods shown.

    LNC has various incentive plans for key employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options granted under the stock option incentive plans are at the market value at the date of grants and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death and are exercisable one year from the date of grant for options issued prior to 1992. Options issued subsequent to 1991 are exercisable in 25% increments on the option issuance anniversary in the four years following issuance.

    As of December 31, 1999, there were 2,072,087 and 1,397,005 shares of LNC common stock subject to options granted to Company employees and agents, respectively, under the stock option incentive plans of which 919,749 and 241,097, respectively, were exercisable on that date. The exercise prices of the outstanding options range from $12.50 to $56.75. During 1999, 1998 and 1997, there were 318,421, 136,469 and 170,789 options exercised, respectively, and 82,024, 18,288 and 1,846 options forfeited, respectively.

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES
    DISABILITY INCOME CLAIMS
    The liability for disability income claims net of the related asset for amounts recoverable from reinsurers at December 31, 1999 and 1998 is $221,600,000 and $670,100,000, respectively. This liability is based on the assumption that the recent experience will continue in the future. If incidence levels and/or claim termination rates fluctuate significantly from the assumptions underlying reserves, adjustments to reserves could be required in the future. Accordingly, this liability may prove to be deficient or excessive. The Company reviews reserve levels on an ongoing basis. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    During 1997, the Company conducted an in-depth review of loss experience on its disability income business. As a result of this study, the reserve level was deemed to be inadequate to meet future obligations if current incident levels were to continue in the future. In order to address this situation, the Company strengthened its disability income reserves by $80,000,000 in 1997.

    PERSONAL ACCIDENT PROGRAMS
    In the past, the Company and its wholly owned subsidiary, LNH&C, accepted personal accident reinsurance programs from other insurance companies. Most of these programs were presented by independent brokers who represented the ceding companies. Certain excess-of-loss personal accident reinsurance programs created in the London market during 1993 through 1996 have produced and have potential to produce significant losses. The liabilities for these programs, net of related assets recoverable from reinsurers, were $174,700,000 and $177,400,000 at December 31, 1999 and 1998, respectively.

    Settlement activities relating to the Company's participation in workers' compensation carve-out (i.e., life and health risks associated with workers' compensation coverage) programs managed by Unicover Managers, Inc. have allowed the Company to evaluate the possibility of settlements and to estimate its potential costs to settle Unicover-related exposures. As of December 31, 1999, a liability of $62,200,000 has been established for the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) settlement of the Company's exposure to the Unicover programs.

    These amounts are based on various estimates that are subject to considerable uncertainty. Accordingly, the liabilities may prove to be deficient or excessive. However, it is management's opinion that future developments in these programs will not materially affect the financial position of the Company.

    HMO EXCESS-OF-LOSS REINSURANCE PROGRAMS
    In light of the continued volatility in the HMO excess-of-loss line of business, LNH&C discontinued writing new HMO excess-of-loss reinsurance programs in the third quarter of 1999. The liability for HMO claims, net of the related assets for amounts recoverable from reinsurers, was $101,900,000 and $55,900,000 at December 31, 1999 and 1998, respectively. LNH&C reviews reserve levels on an ongoing basis. The liability is based on the assumption that recent experience will continue in the future. If claims and loss ratios fluctuate significantly from the assumptions underlying the reserves, adjustments to reserves could be required in the future. Accordingly, the liability may prove to be deficient or excessive. However, it is management's opinion that such future developments will not materially affect the financial position of the Company.

    MARKETING AND COMPLIANCE MATTERS
    Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

    GROUP PENSION ANNUITIES
    The liabilities for guaranteed interest and group pension annuity contracts, which are no longer being sold by the Company, are supported by a single portfolio of assets that attempts to match the duration of these liabilities. Due to the long-term nature of group pension annuities and the resulting inability to exactly match cash flows, a risk exists that future cash flows from investments will not be reinvested at rates as high as currently earned by the portfolio. Accordingly, these liabilities may prove to be deficient or excessive. However, it is management's opinion that such future development will not materially affect the financial position of the Company.

    LEASES
    The Company leases its home office properties through sale-leaseback agreements. The agreements provide for a 25 year lease period with options to renew for six additional terms of five years each. The agreements also provide the Company with the right of first refusal to purchase the properties during the term of the lease, including renewal periods, at a price as defined in the agreements. The Company also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease ending in 2009 or on the last day of any of the renewal periods.

    Total rental expense on operating leases in 1999, 1998 and 1997 was $38,900,000, $34,000,000 and $29,300,000, respectively. Future minimum rental commitments are as follows (in millions):

   2000                              $ 28.7
   --------------------------------
   2001                                28.8
   --------------------------------
   2002                                27.5
   --------------------------------
   2003                                26.2
   --------------------------------
   2004                                26.5
   --------------------------------
   Thereafter                         123.5
   --------------------------------  ------
                                     $261.2
                                     ======

    INFORMATION TECHNOLOGY COMMITMENT
    In February 1998, the Company signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) operations. Total costs incurred in 1999 and 1998 were $67,400,000 and $54,800,000, respectively. Future minimum annual costs range from $33,600,000 to $56,800,000, however future costs are dependent on usage and could exceed these amounts.

    INSURANCE CEDED AND ASSUMED
    The Company cedes insurance to other companies, including certain affiliates. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company limits its maximum coverage that it retains on an individual to $10,000,000. Portions of the Company's deferred annuity business have also been coinsured with other companies to limit its exposure to interest rate risks. At December 31, 1999, the reserves associated with these reinsurance arrangements totaled $1,422,800,000. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

    Proceeds from the sale of common stock of American States Financial Corporation ("American States") and proceeds from the January 5, 1998 surplus note, were used to finance an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance and annuity business from CIGNA. The Company paid $1,264,400,000 to CIGNA on January 2, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $1,127,700,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $4,780,300,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities.

    In connection with the completion of the CIGNA reinsurance transaction, the Company recorded a charge of $31,000,000 to cover certain costs of integrating the existing operations with the new block of business.

    In 1999, the Company and CIGNA reached an agreement through arbitration on the final statutory-basis values of the assets and liabilities reinsured. As a result, the Company's ceding commission for this transaction was reduced by $58.6 million.

    Subsequent to this transaction, the Company and LNY announced that they had reached an agreement to sell the administration rights to a variable annuity portfolio that had been acquired as part of the block of business assumed on January 2, 1998. This sale closed on October 12, 1998 with an effective date of September 1, 1998.

    On October 1, 1998, the Company and LNY entered into an indemnity reinsurance transaction whereby the Company and LNY reinsured 100% of a block of individual life insurance business from Aetna. The Company paid $856,300,000 to Aetna on October 1, 1998 under the terms of the reinsurance agreement and recognized a ceding commission expense of $815,300,000 in 1998, which is included in the Statement of Operations line item "Underwriting, acquisition, insurance and other expenses." At the time of closing, this block of business had statutory liabilities of $2,813,800,000 that became the Company's obligation. The Company also received assets, measured on a historical statutory-basis, equal to the liabilities. The Company financed this reinsurance transaction with proceeds from short-term debt borrowings from LNC until the December 18, 1998 surplus note was approved by the Insurance Department. Subsequent to the Aetna transaction, the Company and LNY announced that they had reached an agreement to retrocede the sponsored life business assumed for $87,600,000. The retrocession agreement closed on October 14, 1998 with an effective date of October 1, 1998.

    On November 1, 1999, the Company closed its previously announced agreement to transfer a block of disability income business to MetLife. Under this indemnity reinsurance agreement, the Company transferred $490,800,000 of cash to MetLife representing the statutory reserves transferred on this business less $17,800,000 of purchase price consideration. A gain on the reinsurance transaction of $71,800,000 was recorded directly in unassigned

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) surplus and will be recognized in statutory earnings over the life of the business.

    The Company assumes insurance from other companies, including certain affiliates. At December 31, 1999, the Company provided $270,000,000 of statutory-basis surplus relief to other insurance companies under reinsurance transactions. The Company retroceded 100% of this accepted surplus relief to its off-shore reinsurance affiliates. Generally, such amounts are offset by corresponding receivables from the ceding company, which are secured by future profits on the reinsured business. However, the Company is subject to the risk that the ceding company may become insolvent and the right of offset would not be permitted.

    The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $17,300,000 and $43,400,000 at December 31, 1999 and 1998, respectively.

    VULNERABILITY FROM CONCENTRATIONS
    At December 31, 1999, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 1999, 29% of such mortgages ($1,212,700,000) involved properties located in Texas and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $70,000,000.

    At December 31, 1999, the Company did not have a concentration of:
    1) business transactions with a particular customer, lender or distributor;
    2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business; or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

    OTHER CONTINGENCY MATTERS
    The Company is involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $5,000,000. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for compensatory and punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, under these proceedings will not have a material adverse affect on the financial position of the Company.

    With the recent filing of a lawsuit alleging fraud in the sale of interest sensitive universal and whole life insurance policies, the Company now has several such actions pending. While each of these lawsuits seeks class action status, the court has not certified a class in any of them. In each of these lawsuits, plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. While relief sought in these lawsuits is substantial, they are in the discovery stages of litigation, and it is premature to make assessments about potential loss, if any. Management intends to defend these lawsuits vigorously. The amount of liability, if any, which may arise as a result of these lawsuits cannot be reasonably estimated at this time. In another lawsuit, a settlement has been preliminarily approved by the court, and a class has been conditionally certified for settlement purposes. Two other similar lawsuits previously have been resolved and dismissed.

    The number of insurance companies that are under regulatory supervision has resulted, and is expected to continue to result, in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

    GUARANTEES
    The Company has guarantees with off-balance-sheet risks whose contractual amounts represent

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) credit exposure. Outstanding guarantees with off-balance-sheet risks at December 31, 1999 relate to mortgage loan pass-through certificates. The Company has sold commercial mortgage loans through grantor trusts that issued pass-through certificates. The Company has agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. The outstanding guarantees as of December 31, 1999 and 1998 were $25,900,000 and $30,900,000, respectively.
    It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default the impact would not be material to the Company. Accordingly, both the carrying value and fair value of these guarantees is zero at December 31, 1999 and 1998.

    DERIVATIVES
    The Company has derivatives with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. The Company has entered into derivative transactions to reduce its exposure to fluctuations in interest rates, the widening of bond yield spreads over comparable maturity U.S. government obligations, commodity risk, credit risk and foreign exchange risks. In addition, the Company is subject to the risks associated with changes in the value of its derivatives; however, such changes in value generally are offset by changes in the value of the items being hedged by such contracts.

    Outstanding derivatives with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                 ASSETS (LIABILITIES)
                                                                 ---------------------------------
                                             NOTIONAL OR         CARRYING  FAIR    CARRYING  FAIR
                                             CONTRACT AMOUNTS    VALUE     VALUE   VALUE     VALUE
                                             -----------------------------------------------------
                                             DECEMBER 31         DECEMBER 31       DECEMBER 31
                                             1999      1998      1999      1999    1998      1998
                                             -----------------------------------------------------
                                             (IN MILLIONS)
                                             -----------------------------------------------------
   Interest rate derivatives:
     Interest rate cap agreements            $2,508.8  $4,108.8   $ 5.2    $  3.2   $ 9.3    $  .9
          ---------------------------------
     Swaptions                                1,837.5   1,899.5    12.2      10.8    16.2      2.5
          ---------------------------------
     Interest rate swaps                        630.9     258.3      --     (19.5)     --      9.9
          ---------------------------------
     Put options                                 21.3      21.3      --       1.9      --      2.2
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                              4,998.5   6,287.9    17.4      (3.6)   25.5     15.5
   Foreign currency derivatives:
     Forward contracts                             --       1.5      --        --      --       --
          ---------------------------------
     Foreign currency swaps                      44.2      47.2      --       (.4)     --       .3
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                                 44.2      48.7      --       (.4)     --       .3
   Commodity derivatives:
     Commodity swaps                               --       8.1      --        --      --      2.4
          ---------------------------------  --------  --------   -----    ------   -----    -----
                                             $5,042.7  $6,344.7   $17.4    $ (4.0)  $25.5    $18.2
                                             ========  ========   =====    ======   =====    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED)
    A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts at December 31 is as follows:

                                                            INTEREST RATE CAPS            SWAPTIONS
                                                            -----------------------------------------------------
                                                            1999           1998           1999           1998
                                                            -----------------------------------------------------
                                                            (IN MILLIONS)
                                                            -----------------------------------------------------
   Balance at beginning of year                             $4,108.8       $4,900.0       $1,899.5       $1,752.0
   -------------------------------------------------------
   New contracts                                                  --          708.8             --          218.3
   -------------------------------------------------------
   Terminations and maturities                              (1,600.0)      (1,500.0)         (62.0)         (70.8)
   -------------------------------------------------------  --------       --------       --------       --------
   Balance at end of year                                   $2,508.8       $4,108.8       $1,837.5       $1,899.5
   -------------------------------------------------------  ========       ========       ========       ========

                                                                      INTEREST RATE SWAPS
                                                                      -----------------------
                                                                      1999          1998
                                                                      -----------------------
   Balance at beginning of year                                       $ 258.3       $    10.0
   ------------------------------------------------------------
   New contracts                                                        482.4         2,226.6
   ------------------------------------------------------------
   Terminations and maturities                                         (109.8)       (1,978.3)
   ------------------------------------------------------------       -------       ---------
   Balance at end of year                                             $ 630.9       $   258.3
   ------------------------------------------------------------       =======       =========

                                                                                         COMMODITY
                                                                 PUT OPTIONS             SWAPS
                                                                 ----------------------------------------
                                                                 1999        1998        1999        1998
                                                                 ----------------------------------------
   Balance at beginning of year                                  $21.3       $  --       $ 8.1       $ --
   ------------------------------------------------------------
   New contracts                                                    --        21.3          --        8.1
   ------------------------------------------------------------
   Terminations and maturities                                      --          --        (8.1)        --
   ------------------------------------------------------------  -----       -----       -----       ----
   Balance at end of year                                        $21.3       $21.3       $  --       $8.1
   ------------------------------------------------------------  =====       =====       =====       ====

                                                                 FOREIGN CURRENCY DERIVATIVES
                                                                 (FOREIGN INVESTMENTS)
                                                                 -------------------------------------------
                                                                                           FOREIGN CURRENCY
                                                                                           SWAPS
                                                                 FOREIGN EXCHANGE
                                                                 -------------------------------------------
                                                                 FORWARD CONTRACTS
                                                                 1999        1998          1999        1998
                                                                 -------------------------------------------
                                                                 (IN MILLIONS)
                                                                 -------------------------------------------
   Balance at beginning of year                                  $ 1.5       $ 163.1       $47.2       $15.0
   ------------------------------------------------------------
   New contracts                                                   2.7         419.8          --        39.2
   ------------------------------------------------------------
   Terminations and maturities                                    (4.2)       (581.4)       (3.0)       (7.0)
   ------------------------------------------------------------  -----       -------       -----       -----
   Balance at end of year                                        $  --       $   1.5       $44.2       $47.2
   ------------------------------------------------------------  =====       =======       =====       =====

    INTEREST RATE CAP AGREEMENTS
    The interest rate cap agreements, which expire in 2000 through 2006, entitle the Company to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of the Company's interest rate cap agreement program is to protect its annuity line of business from the effect of rising interest rates. The

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) premium paid for the interest rate caps is included in other investments (amortized costs of $5.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SWAPTIONS
    Swaptions, which expire in 2000 through 2003, entitle the Company to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of the Company's swaption program is to protect its annuity line of business from the effect of rising interest rates. The premium paid for the swaptions is included in other investments (amortized cost of $12.2 million as of December 31, 1999) and is being amortized over the terms of the agreements. This amortization is included in net investment income.
    SPREAD LOCK AGREEMENTS
    Spread-lock agreements provide for a lump sum payment to or by the Company, depending on whether the spread between the swap rate and a specified government security is larger or smaller than a contractually specified spread. Cash payments are based on the product of the notional amount, the spread between the swap rate and the yield of an equivalent maturity government security and the price sensitivity of the swap at that time. The purpose of the Company's spread-lock program is to protect a portion of its fixed maturity securities against widening of spreads. While spreadlocks are used periodically, there are no spreadlock agreements outstanding at December 31, 1999.
    INTEREST RATE SWAP AGREEMENTS
    The Company uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price, level, performance or value of one or more underlying interest rates. The Company is required to pay the counterparty to the agreement the stream of variable interest payments based on the coupon payments hedged bonds, and in turn, receives a fixed payment from the counterparty at a predetermined interest rate. The net receipts/payments from interest rate swaps are recorded in net investment income. The Company also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the anticipated purchase of assets to support newly acquired blocks of business or to extend the duration of certain portfolios of assets. Once the assets are purchased the gains (losses) resulting from the termination of the swap agreements will be applied to the basis of the assets. The gains (losses) will be recognized in earnings over the life of the assets. The anticipated purchase of assets related to extending the duration of certain portfolios of assets is expected to be completed in 2000.
    PUT OPTIONS
    The Company uses put options, combined with various perpetual fixed income securities, and interest rate swaps to replicate fixed income, fixed maturity investments. The risk being hedged is a drop in bond prices due to credit concerns with international bond issuers. The put options allow the Company to put the bonds back to the counterparties at original par.
    FOREIGN CURRENCY DERIVATIVES
    The Company uses a combination of foreign exchange forward contracts and foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. The foreign currency forward contracts obligate the Company to deliver a specified amount of currency at a future date at a specified exchange rate. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a fixed rate of exchange in the future.
    COMMODITY SWAPS
    The Company used a commodity swap to hedge its exposure to fluctuations in the price of gold. A commodity swap is a contractual agreement to exchange a certain amount of a particular commodity for a fixed amount of cash. The Company owned a fixed income security that met its coupon

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

10. RESTRICTIONS, COMMITMENTS AND CONTINGENCIES (CONTINUED) payment obligations in gold bullion. The Company is obligated to pay to the counterparty the gold bullion, and in return, receives from the counterparty a stream of fixed income payments. The fixed income payments were the product of the swap notional multiplied by the fixed rate stated in the swap agreement. The net receipts or payments from commodity swaps were recorded in net investment income. The fixed income security was called in the third quarter of 1999 and the commodity swap expired.
    ADDITIONAL DERIVATIVE INFORMATION
    Expenses for the agreements and contracts described above amounted to $6,200,000, $10,000,000 and $7,000,000 in 1999, 1998 and 1997, respectively.
    Deferred gains of $100,000 as of December 31, 1999, were the result of terminated interest rate swaps. These gains are included with the related fixed maturity securities to which the hedge applied or as deferred liabilities and are being amortized over the life of such securities.
    The Company is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, the Company does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in the Company's favor. At
    December 31, 1999, the exposure was $8,500,000.
11. FAIR VALUE OF FINANCIAL INSTRUMENTS
    The following discussion outlines the methodologies and assumptions used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.
    BONDS AND UNAFFILIATED COMMON STOCK
    Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values of unaffiliated common stocks are based on quoted market prices.
    PREFERRED STOCK
    Fair values of preferred stock are based on quoted market prices, where available. For preferred stock not actively traded, fair values are based on values of issues of comparable yield and quality.
    MORTGAGE LOANS ON REAL ESTATE
    The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price; or 3) the fair value of the collateral if the loan is collateral dependent.
    POLICY LOANS
    The estimated fair values of investments in policy loans are calculated on a composite discounted cash flow basis using
    Treasury interest rates consistent with the maturity durations assumed. These durations are based on historical experience.
    OTHER INVESTMENTS AND CASH AND SHORT-TERM INVESTMENTS
    The carrying values for assets classified as other investments and cash and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.
    INVESTMENT-TYPE INSURANCE CONTRACTS
    The balance sheet captions, "Future policy benefits and claims" and "Other policyholder funds," include investment type insurance contracts (i.e.,

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED) deposit contracts and guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.
    The remainder of the balance sheet captions "Future policy benefits and claims" and "Other policyholder funds," that do not fit the definition of "investment-type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed.
    SHORT-TERM DEBT
    For short-term debt, the carrying value approximates fair value.
    SURPLUS NOTES DUE TO LNC
    Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
    GUARANTEES
    The Company's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status, which indicates none of the loans are delinquent, the fair value liability for the guarantees related to the mortgage loan pass-through certificates is zero.
    DERIVATIVES
    The Company employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on quoted market prices for the foreign currency exchange contracts and industry standard models that are commercially available for interest rate cap agreements, swaptions, spread lock agreements, interest rate swaps, commodity swaps and put options.
    INVESTMENT COMMITMENTS
    Fair values for commitments to make investment in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates would take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments. SEPARATE ACCOUNTS
    Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

11. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                    DECEMBER 31
                                                    -------------------------------------------------------------
                                                    1999                              1998
                                                    -------------------------------------------------------------
                                                    CARRYING                          CARRYING
   ASSETS (LIABILITIES)                             VALUE            FAIR VALUE       VALUE            FAIR VALUE
   --------------------------------------------------------------------------------------------------------------
                                                    (IN MILLIONS)
                                                    -------------------------------------------------------------
   Bonds                                            $ 22,985.0       $ 22,376.3       $ 23,830.9       $ 25,065.5
   -----------------------------------------------
   Preferred stocks                                      253.8            223.6            236.0            242.5
   -----------------------------------------------
   Unaffiliated common stocks                            166.9            166.9            259.3            259.3
   -----------------------------------------------
   Mortgage loans on real estate                       4,211.5          4,104.0          3,932.9          4,100.1
   -----------------------------------------------
   Policy loans                                        1,652.9          1,770.5          1,606.0          1,685.9
   -----------------------------------------------
   Other investments                                     426.6            426.6            434.4            434.4
   -----------------------------------------------
   Cash and short-term investments                     1,409.2          1,409.2          1,725.4          1,725.4
   -----------------------------------------------
   Investment-type insurance contracts:
     Deposit contracts and certain guaranteed
       interest contracts                            (17,730.4)       (17,364.3)       (17,845.8)       (17,486.4)
      --------------------------------------------
     Remaining guaranteed interest and similar
       contracts                                        (454.7)          (465.1)          (714.4)          (738.2)
      --------------------------------------------
   Short-term debt                                      (205.0)          (205.0)          (140.0)          (140.0)
   -----------------------------------------------
   Surplus notes due to LNC                           (1,250.0)        (1,022.1)        (1,250.0)        (1,335.1)
   -----------------------------------------------
   Derivatives                                            17.4             (4.0)            25.5             18.2
   -----------------------------------------------
   Investment commitments                                   --             (0.8)              --              (.6)
   -----------------------------------------------
   Separate account assets                            46,105.1         46,105.1         36,907.0         36,907.0
   -----------------------------------------------
   Separate account liabilities                      (46,105.1)       (46,105.1)       (36,907.0)       (36,907.0)
   -----------------------------------------------

12. ACQUISITIONS AND SALES OF SUBSIDIARIES
    In 1997, LNC contributed 25,000,000 shares of common stock of American States to the Company. American States is a property casualty insurance holding company of which LNC owned 83.3%. The contributed common stock was accounted for as a capital contribution equal to the fair value of the common stock received by the Company. Subsequently, the American States common stock owned by the Company, along with all other American States common stock owned by LNC and its affiliates, was sold. The Company received proceeds from the sale in the amount of $1,175,000,000. The Company recognized no gain or loss on the sale of its portion of the common stock due to the receipt of the stock at fair value. The proceeds from this sale of stock were used to partially finance the CIGNA indemnity reinsurance transaction.
13. TRANSACTIONS WITH AFFILIATES
    A wholly owned subsidiary of LNC, Lincoln Life and Annuity
    Distributors, Inc. ("LLAD"), has a nearly exclusive general agent's contract with the Company under which it sells the Company's products and provides the service that otherwise would be provided by a home office marketing department and regional offices. For providing these selling and marketing services, the Company paid LLAD override commissions of $60,400,000 and $76,700,000 in 1999 and 1998, respectively, and override commissions and operating expense allowances of $61,600,000 in 1997. LLAD incurred expenses of $113,400,000, $102,400,000 and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

13. TRANSACTIONS WITH AFFILIATES (CONTINUED)
    $5,500,000 in 1999, 1998 and 1997, respectively, in excess of the override commissions and operating expense allowances received from the Company, which the Company is not required to reimburse. Effective in January 1998, the Company and LLAD agreed to increase the override commission expense and eliminate the operating expense allowance.
    Cash and short-term investments at December 31, 1999 and 1998 include the Company's participation in a short-term investment pool with LNC of $390,300,000 and $383,600,000, respectively. Related investment income amounted to $16,700,000, $16,800,000 and $15,500,000 in 1999, 1998 and 1997,
    respectively. Short-term loan payable to parent company at December 31, 1999 and 1998 represent notes payable to LNC.
    The Company provides services to and receives services from affiliated companies which resulted in a net payment of $49,400,000, $92,100,000 and $48,500,000 in 1999, 1998 and 1997, respectively.
    The Company cedes and accepts reinsurance from affiliated companies. Premiums in the accompanying statements of income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                           YEAR ENDED DECEMBER 31
                           1999     1998     1997
                           ------------------------
                           (IN MILLIONS)
                           ------------------------
   Insurance assumed       $ 19.7   $ 13.7   $ 11.9
   ----------------------
   Insurance ceded          777.6    290.1    100.3

    The balance sheets include reinsurance balances with affiliated companies as follows:

                             DECEMBER 31
                             1999           1998
                             -----------------------
                             (IN MILLIONS)
                             -----------------------
   Future policy benefits
   and claims assumed
                             $  413.7       $  197.3
   ------------------------
   Future policy benefits
   and claims ceded           1,680.4        1,125.0
   ------------------------
   Amounts recoverable on
   paid and unpaid losses       146.4           84.2
   ------------------------
   Reinsurance payable on
   paid losses                    8.8            6.0
   ------------------------
   Funds held under
   reinsurance treaties --
   net liability              2,106.4        1,375.4
   ------------------------

    Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, the Company holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $917,300,000 and $318,300,000 at December 31, 1999 and 1998,
    respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 1999 and 1998, LNC had guaranteed $818,900,000 and $237,000,000, respectively, of these letters of credit. At December 31, 1999 and 1998, the Company has a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $118,800,000 and $122,400,000, respectively, for statutory surplus relief received under financial reinsurance ceded agreements.
14. SEPARATE ACCOUNTS
    Separate account assets held by the Company consist primarily of long-term bonds, common stocks, short-term investments and mutual funds and are carried at market value. Substantially none of the separate accounts have any minimum guarantees and the investment risks associated with market

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

14. SEPARATE ACCOUNTS (CONTINUED)
    value changes are borne entirely by the policyholder.
    Separate account premiums, deposits and other considerations amounted to $4,572,600,000, $3,953,300,000 and $4,821,800,000 in 1999, 1998 and 1997,
    respectively. Reserves for separate accounts with assets at fair value were $45,198,900,000 and $36,145,900,000 at December 31, 1999 and 1998,
    respectively. All reserves are subject to discretionary withdrawal at market value.

    A reconciliation of transfers to (from) separate accounts is as follows:

                                                                 YEAR ENDED DECEMBER 31
                                                                 1999       1998           1997
                                                                 -----------------------------------
                                                                 (IN MILLIONS)
                                                                 -----------------------------------
   Transfers as reported in the Summary of Operations of the
   various separate accounts:
     Transfers to separate accounts                              $ 4,573.2  $ 3,954.9      $ 4,824.0
   ------------------------------------------------------------
     Transfers from separate accounts                             (4,933.8)  (4,069.8)      (2,943.8)
   ------------------------------------------------------------  ---------  ---------      ---------
   Net transfers to (from) separate accounts as reported in the
   Summary of Operations                                         $  (360.6) $  (114.9)     $ 1,880.2
   ------------------------------------------------------------  =========  =========      =========

15. CENTURY COMPLIANCE (UNAUDITED)
    The Year 2000 issue was complex and affected many aspects of the Company's business. The Company was particularly concerned with Year 2000 issues that related to the Company's computer systems and interfaces with the computer systems of vendors, suppliers, customers and business partners. From 1996 through 1999 the Company and its operating subsidiaries redirected a large portion of internal Information Technology ("IT") efforts and contracted with outside consultants to update systems to address Year 2000 issues. Experts were engaged to assist in developing work plans and cost estimates and to complete remediation activities.
    For the year ended December 31, 1999, the Company identified expenditures of $39,500,000 to address this issue. This brings the expenditures for 1996 through 1999 to $75,300,000. Because updating systems and procedures is an integral part of the Company's on-going operations, most of the expenditures shown above are expected to continue after all Year 2000 issues have been resolved. All Year 2000 expenditures have been funded from operating cash flows.
    The scope of the overall Year 2000 program included the following four major project areas: 1) addressing the readiness of business applications, operating systems and hardware on mainframe, personal computer and local area network platforms (IT); 2) addressing the readiness of non-IT embedded software and equipment (non-IT); 3) addressing the readiness of key business partners and 4) establishing Year 2000 contingency plans. The Company completed these projects prior to year-end.
    The Company's businesses have not identified any major problems in their business processing. Minor problems have been resolved quickly. The Company's businesses have not experienced any significant interruption in service to clients or business partners or in reporting to regulators.

REPORT OF INDEPENDENT AUDITORS

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Lincoln National Life Insurance Company (the "Company"), a wholly owned subsidiary of Lincoln National Corporation, as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Lincoln National Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Indiana Department of Insurance.

January 31, 2000

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

  (a) List of Financial Statements

      1. Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.

      2. Part B The following Financial Statements for the Variable Account are included in Part B of this Registration Statement:

         Statement of Assets and Liability -- December 31, 1999
         Statement of Operations -- Year ended December 31, 1999
         Statements of Changes in Net Assets -- Years ended December 31, 1999 and 1998
         Notes to Financial Statements -- December 31, 1999
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B The following Statutory-Basis Financial Statements of The Lincoln National Life Insurance Company are included in the SAI:

Balance Sheets Statutory-Basis--December 31, 1999 and 1998
Statements of Operations Statutory-Basis--Years ended December 31, 1999, 1998, and 1997
Statements of Changes in Capital and Surplus Statutory-Basis--Years ended December 31, 1999, 1998, and 1997
Statements of Cash Flows Statutory-Basis--Years ended December 31, 1999, 1998, and 1997
Notes to  Statutory-Basis Financial Statements--December 31, 1999
Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(2)    None.

(3)(a) Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

   (b) Amendment to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(c) Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(3)(d) Amendment dated October 15, 1999 to Underwriting Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

   (e) Amendment dated September 1999 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

   (f) Amendment dated February 2000 to Selling Group Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(4)(a) Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(4)(b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(4)
   (c) Amendment No. 1 to Variable Annuity Contract.
   (d) Amendment No. 2 to Variable Annuity Contract.
   (e) Amendment No. 3 to Variable Annuity Contract.

(5) Application incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 27, 1998.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

(7)    Not applicable.

(8)(a) Services Agreement between Delaware Management Holdings, Inc.,
       Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Form S-6 (333-40745) filed on November 21, 1997.

(8)(b) Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(8)(c) Amendment to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(8)(d) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Registration Statement on Form N-4 (333-63505) filed on March 28, 2000.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel, Lincoln National Life Insurance Company as to the legality of securities being registered incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on March 31, 1997.

(10)   Consent of Ernst & Young LLP, Independent Auditors.

(11)   Not applicable

(12)   Not applicable

(13) Schedule for Computation of Performance Quotations is incorporated herein by reference to Registration Statement on Form N-4 (33-27783) filed on December 5, 1996.

(14)   Not applicable

(15)   Other Exhibits:
                 (a)  Organizational Chart of the Lincoln National Insurance
                       Holding Company System

                 (b)  Books and Records Report

(16)   Powers of Attorney

       (a) Todd R. Stephenson
       (b) Lawrence T. Rowland
       (c) Keith J. Ryan
       (d) H. Thomas McMeekin
       (e) Richard C. Vaughan
       (f) Jon A. Boscia

Item 25.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name                  Positions and Offices with LNL
----                  ------------------------------

Jon A. Boscia**          President and Director

John H. Gotta****        Chief Executive Officer of Life Insurance, Senior Vice
                         President, and Director

Stephen H. Lewis*        Interim Chief Executive Officer of Annuities, Senior
                         Vice President, and Director

H. Thomas McMeekin*****  Director

Cynthia A. Rose*         Secretary and Assistant Vice President

Lawrence T. Rowland***   Executive Vice President and Director

Keith J. Ryan*           Vice President, Controller and
                         Chief Accounting Officer

Todd R. Stephenson*      Senior Vice President,
                         Chief Financial Officer
                         and Assistant Treasurer

Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

Roy V. Washington*       Vice President and Chief Compliance Officer


*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506.
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is One Reinsurance Place, 1700 Magnavox Way, Fort Wayne, Indiana 46804-1538.
****Principal business address is 350 Church Street, Hartford, CT 06103

*****Principal business address is One Commerce Square, 2005 Market Street, 39th floor, Philadelphia, PA 19103

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

     As of February 29, 2000, there were 266,100 (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

(a)  Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officer, and employees of LNL in connection with suits by, or in the rights of, LNL.

     Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6[b] hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

     (a) American Funds Distributors, Inc., is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc. Lincoln National Variable Annuity Account E, Lincoln Life Flexible Premium Variable Life Accounts F and J, (all registered as investment companies under the 1940 Act) and Lincoln National Flexible Premium Group Variable Annuity Accounts 50, 51, and 52.

     (b)              (1)                                       (2)
        Name and Principal                      Positions and Offices
         Business Address                        with Underwriter
        ------------------                      ---------------------

        David L. Abzug                          Regional Vice President
        27304 Park Vista Road
        Agoura Hills, CA 91301

        John A. Agar                            Vice President
        1501 N. University, Suite 227A
        Little Rock, AR 72207

   Robert B. Aprison                   Vice President
   2983 Bryn Wood Drive
   Madison, WI  53711

L  William W. Bagnard                  Vice President

   Steven L. Barnes                    Senior Vice President

   5400 Mount Meeker Road Ste 1
   Boulder, CO 80301-3508

B  Carl R. Bauer                       Assistant Vice President

   Michelle A. Bergeron                Senior Vice President
   4160 Gateswalk Drive
   Smyrna, GA 30080

   J. Walter Best, Jr.                 Regional Vice President
   9013 Brentmeade Blvd.
   Brentwood, TN 37027

   Joseph T. Blair                     Senior Vice President
   148 E. Shore Ave.
   Groton Long Point, CT 06340

(b)                 (1)                               (2)
     Name and Principal               Positions and Offices
     Business Address                 with Underwriter
     ------------------               ---------------------

     John A. Blanchard                Vice President
     6421 Aberdeen Road
     Mission Hills, KS 66208

     Ian B. Bodell                    Senior Vice President
     P.O. Box 1665
     Brentwood, TN 37024-1655

     Mick L. Brethower                Senior Vice President
     29003 Colonial Drive
     Georgetown, TX  78628

     Alan Brown                       Regional Vice President
     4129 Laclede Avenue
     St. Louis, MO  63108

B    J. Peter Burns                   Vice President

     Brian C. Casey                   Regional Vice President
     8002 Greentree Road
     Bethesda, MD 20817

     Victor C. Cassato                        Senior Vice President
     609 W. Littleton Blvd., Suite 310
     Greenwood Village, Co 80120

     Christopher J. Cassin                    Senior Vice President
     19 North Grant Street
     Hinsdale, IL 60521

     Denise M. Cassin                         Vice President
     1301 Stoney Creek Drive
     San Ramon, CA 94538

L    Larry P. Clemmensen                      Director

L    Kevin G. Clifford                        Director, President and Co-Chief
                                              Executive Officer

     Ruth M. Collier                          Senior Vice President
     29 Landsdowne Drive
     Larchmont, NY 10538

S    David Coolbaugh                          Assistant Vice President

(b)                (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ---------------------        ---------------------

H    Carlo O. Cordasco            Assistant Vice President

     Thomas E. Cournoyer          Vice President
     2333 Granada Boulevard
     Coral Gables, FL 33134

     Douglas A. Critchell         Senior Vice President

     3521 Rittenhouse Street, N.W.
     Washington, D.C. 20015

L    Carl D. Cutting              Vice President

     William Daugherty            Regional Vice President
     1216 Highlander Way
     Mechanicsburg, PA 17055

     Daniel J. Delianedis         Regional Vice President
     8689 Braxton Drive
     Eden Prairie, MN 55347

     Michael A. Dilella           Vice President
     P.O. Box 661
     Ramsey, NJ 07446

     G. Michael Dill              Senior Vice President
     505 E. Main Street
     Jenks, OK 74037

     Kirk D. Dodge                            Senior Vice President
     633 Menlo Avenue, Suite 210
     Menlo Park, CA 94025

     Peter J. Doran                           Director, Executive Vice President
     100 Merrick Road, Suite 216W
     Rockville Centre, NY 11570

L    Michael J. Downer                        Secretary

     Robart W. Durbin                         Vice President
     74 Sunny Lane
     Tiffin, OH 44883

I    Lloyd G. Edwards                         Senior Vice President

L    Paul H. Fieberg                          Sr. Vice President

     John Fodor                               Vice President
     15 Latisquama Road
     Southborough, MA 01772

(b)               (1)                                     (2)
   Name and Principal                   Positions and Offices
    Business Address                     with Underwriter
   ------------------                  ----------------------

   Daniel B. Frick                     Regional Vice President
   845 Western Avenue
   Glen Ellyn, IL 60137

   Clyde E. Gardner                    Senior Vice President
   Route 2, Box 3162
   Osage Beach, MO 65065

B  Evelyn K. Glassford                 Vice President


   Jeffrey J. Greiner                  Vice President
   12210 Taylor Road
   Plain City, OH 43064

L  Paul G. Haaga, Jr.                  Director


B  Mariellen Hamann                    Assistant Vice President

   David E. Harper                     Senior Vice President
   150 Old Franklin School Road
   Pittstown, NJ 08867


H  Mary Pat Harris                     Assistant Vice President

   Ronald R. Hulsey                    Vice President
   6744 Avalon
   Dallas, TX 75214

   Robert S. Irish                     Regional Vice President
   1225 Vista Del Mar Drive
   Delray Beach, FL 33483


   Michael J. Johnston                 Director
   630 Fifth Ave., 36th Floor
   New York, NY 10111


B  Damien M. Jordan                    Vice President


   Arthur J. Levine                    Senior Vice President
   12558 Highlands Place
   Fishers, IN  46038

(b)                (1)                                    (2)
    Name and Principal                  Positions and Offices
     Business Address                      with Underwriter
    ------------------                  ---------------------

B   Karl A. Lewis                       Assistant Vice President


    T. Blake Liberty                    Regional Vice President
    5506 East Mineral Lane
    Littleton, CO 80122

    Mark Lien                           Regional Vice President
    5570 Beechwood Terrace
    West Des Moines, IA 50266


L   Lorin E. Liesy                      Assistant Vice President

L   Susan G. Lindgren                   Vice President - Institutional
                                        Investment Services Division


LW  Robert W. Lovelace                  Director


    Stephen A. Malbasa                  Vice President
    13405 Lake Shore Blvd.
    Cleveland, OH 44110


    Steven M. Markel                    Senior Vice President
    5241 South Race Street
    Littleton, CO 80121


L   J. Clifton Massar                   Director, Senior Vice President


L   E. Lee McClennahan                  Senior Vice President



S   John V. McLaughlin                  Senior Vice President


    Terry W. McNabb                     Vice President
    2002 Barrett Station Road
    St. Louis, MO  63131


L   R. William Melinat                  Vice President-Institutional
                                        Investment Services


    David R. Murray                     Vice President
    60 Briant Drive
    Sudbury, MA  01776


    Stephen S. Nelson                   Vice President
    P.O. Box 470528
    Charlotte, NC 28247-0528

(b)               (1)                                (2)
   Name and Principal                Positions and Offices
    Business Address                  with Underwriter
   ------------------                ---------------------

   William E. Noe                    Regional Vice President
   304 River Oaks Road
   Brentwood, TN 37027


   Peter A. Nyhus                    Vice President
   3084 Wilds Ridge Court
   Prior Lake, MN 55372


   Eric P. Olson                     Vice President
   62 Park Drive
   Glenview, IL 60025


   Gary A. Peace                     Regional Vice President
   291 Kaanapali Drive
   Napa, CA 94558


   Samuel W. Perry                   Regional Vice President
   6133 Calle del Paisano
   Scottsdale, AZ 85251


   Fredric Phillips                  Senior Vice President
   175 Highland Avenue,
   4th Floor
   Needham, MA 02494



B  Candance D. Pilgrim               Assistant Vice President

   Carl S. Platou                    Vice President
   7455 80th Place, S.E.
   Mercer Island, WA 98040

L  John O. Post                      Senior Vice President


S  Richard P. Prior                  Vice President


   Steven J. Reitman                 Senior Vice President
   212 The Lane
   Hinsdale, IL 60521


   Brian A. Roberts                  Vice President
   244 Lambeau Lane
   Glenville, NC 28736


   George S. Ross                    Senior Vice President
   55 Madison Avenue
   Morristown, NJ 07962


L  Julie D. Roth                     Vice President


L  James F. Rothenberg               Director


   Douglas F. Rowe                   Vice President
   414 Logan Ranch Road
   Georgetown, TX 78628

(b)               (1)                                        (2)
   Name and Principal                         Positions and Offices
    Business Address                          with Underwriter
   ------------------                         ---------------------


   Christopher S. Rowey                       Regional Vice President
   9417 Beverlywood Street
   Los Angeles, CA 90034


   Dean B. Rydquist                           Senior Vice President
   1080 Bay Pointe Crossing
   Alpharetta, GA 30005


   Richard R. Samson                          Senior Vice President
   4604 Glencoe Avenue, # 4
   Marina del Rey, CA 90292


   Joseph D. Scarpitti                        Vice President
   31465 St. Andrews
   Westlake, OH  44145


L  R. Michael Shanahan                        Director

   Brad W. Short                              Regional Vice President
   306 15th Street
   Seal Beach, CA 90740

   David W. Short                             Chairman of the Board
   1000 RIDC Plaza, Suite 212                 and Co-Chief Executive Officer
   Pittsburgh, PA 15238


   William P. Simon, Jr.                      Senior Vice President
   912 Castlehill Lane
   Devon, PA 19333


L  John C. Smith                              Assistant Vice President-
                                              Institutional Investment
                                              Services

   Rodney G. Smith                            Vice President
   100 N. Central Expressway, Suite 1214
   Richardson, TX 75080


S  Sherrie L. Snyder-Senft                    Assistant Vice President


   Tony Soave                                 Regional Vice President
   8831 Morning Mist Drive
   Clarkston, MI 48348


   Therese L. Souiller                        Assistant Vice President
   2652 Excaliber Court
   Virginia Beach, VA 23454


   Nicholas D. Spadaccini                     Regional Vice President
   855 Markley Woods Way
   Cincinnati, OH  45230


L  Kristen J. Spazafumo                       Assistant Vice President

(b)               (1)                                  (2)
   Name and Principal                Positions and Offices
    Business Address                   with Underwriter
   ------------------                ---------------------

   Daniel S. Spradling               Senior Vice President
   181 Second Avenue, Suite 228
   San Mateo, CA 94401


LW Eric H. Stern                     Director


B  Max D. Stites                     Vice President

   Thomas A. Stout                   Regional Vice President
   1004 Ditchley Road
   Virginia Beach, VA 23451


   Craig R. Strauser                 Vice President
   3 Dover Way
   Lake Oswego, OR 97034


   Francis N. Strazzeri              Senior Vice President
   31641 Saddletree Drive
   Westlake Village, CA 91361


L  Drew Taylor                       Assistant Vice President


S  James P. Toomey                   Vice President


I  Christopher E. Trede              Vice President


   George F. Truesdail               Vice President
   400 Abbotsford Court
   Charlotte, NC 28270

   Scott W. Ursin-Smith              Vice President
   60 Reedland Woods Way
   Tiburon, CA 94920

   J. David Viale                    Regional Vice President
   7 Gladstone Lane
   Laguna Niguel, CA 92677

   Thomas E. Warren                  Regional Vice President
   119 Faubel Street
   Sarasota, FL 34242


L  J. Kelly Webb                     Senior Vice President, Treasurer
                                     and Controller

(b)                 (1)                             (2)
     Name and Principal           Positions and Offices
     Business Address             with Underwriter
     ------------------           ---------------------

     Gregory J. Weimer            Vice President
     206 Hardwood Drive
     Venetia, PA 15367

B    Timothy W. Weiss             Director

     George J. Wenzel             Regional Vice President
     3406 Shakespeare Drive
     Troy, MI 48084

     J.D. Wiedmaier               Assistant Vice President
     3513 Riverstone Way
     Chesapeake, VA 23325


     Timothy J. Wilson            Vice President
     113 Farmview Place
     Venetia, PA 15367

B    Laura L. Wimberly            Vice President

H    Marshall D. Wingo            Director, Senior Vice President

L    Robert L. Winston            Director, Senior Vice President

     William R. Yost              Vice President
     9320 Overlook Trail
     Eden Prairie, MN 55347

     Janet M. Young               Regional Vice President
     1616 Vermont
     Houston, TX 77006

     Scott D. Zambon              Regional Vice President
     2887 Player Lane
     Tustin Ranch, CA 92782

-------------
L    Business Address, 333 South Hope Street, Los Angeles, CA 90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B    Business Address, 135 South State College Boulevard, Brea, CA 92821

S    Business Address,3500 Wiseman Boulevard, San Antonio, TX 78251
H    Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I    Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

(c) Name of Principal Underwriter: American Funds Distributors, Inc.; Net Underwriting Discounts and Commissions: $15,918,533.87.

Item 30. Location of Accounts and Records

 See Exhibit 15(b) is hereby incorporated herein by reference.

Item 31. Management Services

 Not Applicable.

Item 32.  Undertakings
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33. (Additional Item)

 See prior filings.

Item 34. (Additional Item)

 See prior filings.

                                  SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Rule 485 (b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne and the State of Indiana on this 28th day of March, 2000.

                              LINCOLN NATIONAL VARIABLE ANNUITY
                              ACCOUNT H - Legacy II
                              (Registrant)

                                    /s/ Kelly D. Clevenger
                              By:   _________________________________
                                    Kelly D. Clevenger
                                    Vice President, LNL
                                    (Title)

                              By:   THE LINCOLN NATIONAL LIFE
                                    INSURANCE COMPANY
                                    (Depositor)

                                    /s/ Stephen H. Lewis
                              By:   _________________________________
                                    Stephen H. Lewis
                                    (Signature-Officer of Depositor)
                                    Senior Vice President, LNL
                                    (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed for the Depositor by the following persons in the capacities and on the dates indicated.

Signatures                        Title                          Date
----------                        -----                          -----

 *                        President & Director                   March 28, 2000
----------------------    (Principal Executive Officer)
Jon A. Boscia

 *                        Executive Vice President and           March 28, 2000
----------------------    Director
Lawrence T. Rowland

 *                        Vice President and Controller          March 28, 2000
----------------------    (Principal Accounting Officer)
Keith J. Ryan

 *                        Senior Vice President, Chief           March 28, 2000
----------------------    Financial Officer and Assistant
Todd R. Stephenson        Treasurer (Principal Financial Officer)

                          Chief Executive Officer of Life        _________, 2000
----------------------    Insurance, Senior Vice President
John H. Gotta             and Director

/s/ Stephen H. Lewis      Interim Chief Executive Officer        March 28, 2000
----------------------    of Annuities, Senior Vice
Stephen H. Lewis          President and Director

 *                        Director                               March 28, 2000
----------------------
H. Thomas McMeekin

 *                        Director                               March 28, 2000
----------------------
Richard C. Vaughan

*By  /s/ Steven M. Kluever  pursuant to a Power of Attorney filed with this
    ----------------------  Registration Statement
    Steven M. Kluever